Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 27, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 35,489,002
Entity Common Stock, Shares Outstanding		51,085,228
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 2,936,879	$ 359,824
Prepaid expenses	89,975	41,756
Total Current Assets	3,026,854	401,580
Property Plant And Equipment Net	300,994	88,751
OTHER ASSETS
Intangible assets - net	488,526	431,104
TOTAL ASSETS	3,816,374	921,435
CURRENT LIABILITIES
Accounts payable	96,384	139,833
Accounts payable and accrued expenses - related party	55,606	70,216
Accrued expenses	3,338	28,377
TOTAL LIABILITIES	155,328	238,426
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized. No shares issued or outstanding.
Common stock $0.001 par value, 100,000,000 authorized,50,160,758 and 45,337,092 issued and outstanding at December 31, 2012 and December 31, 2011	50,161	45,337
Additional paid-in-capital	32,042,751	24,513,000
Accumulated deficit	(15,827)	(15,827)
Deficit accumulated during development stage	(28,416,039)	(23,859,501)
TOTAL STOCKHOLDERS EQUITY	3,661,046	683,009
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,816,374	$ 921,435

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued or outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued and outstanding	50,160,758	45,337,092

Statements of Operations (Unaudited) (USD $)	12 Months Ended		105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
NET SALES			$ 3,200
COST AND EXPENSE
Research and development	2,489,747	1,682,557	13,154,188
General and administrative	1,936,417	1,633,786	14,921,567
TOTAL COST AND EXPENSE	4,426,164	3,316,343	28,075,755
LOSS FROM OPERATIONS	(4,426,164)	(3,316,343)	(28,072,555)
OTHER INCOME (EXPENSE)
Interest income	548	375	31,046
Dividend income			1,551
Realized gain on investment			3,911
Realized gain on disposal of assets			637
Litigation settlement			(47,500)
Commitment fee and interest expense	(130,922)	(166,654)	(333,129)
NET LOSS	$ (4,556,538)	$ (3,482,622)	$ (28,416,039)
Basic and Diluted Loss per Share	$ (0.09)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	48,778,783	44,386,149

Statement of Stockholder's Equity (USD $)		Common Stock In July 2004	Common Stock In August 2004	Common Stock In December 2004	Common Stock In April 2005	Common Stock In August 2005, valued at $2.79 per share	Common Stock In August 2005, valued at $2.92 per share	Common Stock In February 2006	Common Stock In May 2006	Common Stock In June 2006	Common Stock In November 2006	Common Stock In February 2007	Common Stock In March 2007	Common Stock In April 2007	Common Stock In October 2007, valued at $0.68 per share	Common Stock In October 2007, valued at $0.90 per share	Common Stock In November 2007	Common Stock In March 2008	Common Stock In August 2008	Common Stock At $0.25 Per Share	Common Stock At $0.25 per share, pursant to November 2008 adjusted stock offering	Common Stock At $0.50 per share	Common Stock In January 2009	Common Stock At $0.001 per share	Common Stock At $1.00 Per Share	Common Stock In July 2009	Common Stock In August 2010	Common Stock In December 2010	Common Stock At $0.345 per share	Common Stock In November 2010	Common Stock In March 2011	Common Stock In June 2011	Common Stock At $0.60 per share	Common Stock	Common Stock In September 2011	Common Stock In May 2011 through August 2011	Common Stock Common Stock At $1.013 per share	Common Stock Common Stock At $1.64 Per Share	Common Stock Common Stock at $1.197 per share	Common Stock Common Stock at $1.67 Per Share	Common Stock Common Stock at $1.58 per share	Common Stock Common Stock at $1.66 per share	Common Stock Common Stock at $1.97 per share	Common Stock Common Stock at $1.897 per share	Common Stock Common Stock at $2.60 per share	Common Stock Common Stock at $2.073 per share	Common Stock Common Stock at $2.64 per share	Common Stock Common Stock at $2.19 per share	Common Stock Common Stock at $1.68 per share	Common Stock Common Stock at $1.80 per share	Common Stock Common Stock at $1.81 per share	Common Stock Common Stock at $1.88 per share	Common Stock Common Stock at $1.92 per share	Common Stock Common Stock at $1.53 per share	Common Stock Common Stock at $1.60 per share	Common Stock Common Stock at $1.667 per share	Common Stock Common Stock at $1.93 per share	Common Stock Common Stock at $1.51 per share	Common Stock Common Stock at $1.70 per share	Common Stock Common Stock at $1.667 in March 2012	Common Stock Common Stock at $0.65 per share	Common Stock Common Stock at $1.25 per share	Common Stock Common Stock at $0.65 - $2.70 per share	Common Stock Common Stock at $0.34 per share	Common Stock Common Stock at $2.23 per share	Common Stock Common Stock at $2.87 per share	Common Stock At $1.28 Per Share	Common Stock At $1.1267 Per Share	Common Stock At $1.107 Per Share	Common Stock At $1.18 Per Share	Common Stock At $1.10 Per Share	Common Stock At $1.08 Per Share	Common Stock At $1.063 Per Share	Common Stock At $1.35 Per Share	Common Stock In December 2012	Common Stock At $1.02 Per Share	Common Stock At $1.04 Per Share	Paid-In Capital In July 2004	Paid-In Capital In August 2004	Paid-In Capital In December 2004	Paid-In Capital In April 2005	Paid-In Capital In May 2005	Paid-In Capital In August 2005, valued at $2.79 per share	Paid-In Capital In August 2005, valued at $2.92 per share	Paid-In Capital In February 2006	Paid-In Capital In May 2006	Paid-In Capital In June 2006	Paid-In Capital In November 2006	Paid-In Capital In February 2007	Paid-In Capital In March 2007	Paid-In Capital In April 2007	Paid-In Capital In October 2007, valued at $0.68 per share	Paid-In Capital In October 2007, valued at $0.90 per share	Paid-In Capital In November 2007	Paid-In Capital In March 2008	Paid-In Capital In August 2008	Paid-In Capital At $0.25 Per Share	Paid-In Capital At $0.25 per share, pursant to November 2008 adjusted stock offering	Paid-In Capital At $0.50 per share	Paid-In Capital In January 2009	Paid-In Capital At $1.00 Per Share	Paid-In Capital In July 2009	Paid-In Capital In August 2010	Paid-In Capital In December 2010	Paid-In Capital At $0.345 per share	Paid-In Capital In November 2010	Paid-In Capital In March 2011	Paid-In Capital In June 2011	Paid-In Capital In September 2005	Paid-In Capital In October 2005	Paid-In Capital In December 2005	Paid-In Capital In February 2006, valued at $1.01 per share	Paid-In Capital In February 2006, valued at $1.09 per share	Paid-In Capital In April 2007, valued at $0.69 per share	Paid-In Capital In April 2007, valued at $0.63 per share	Paid-In Capital In May 2007	Paid-In Capital In October 2007, valued at $0.61 per share	Paid-In Capital In October 2007, valued at $0.78 per share	Paid-In Capital In December 2007	Paid-In Capital In May 2008	Paid-In Capital In November 2008	Paid-In Capital In January 2008	Paid-In Capital In July 2008	Paid-In Capital In February 2009	Paid-In Capital In June 2009	Paid-In Capital In January 2010	Paid-In Capital In March 2010	Paid-In Capital In April 2011	Paid-In Capital In May 2011	Paid-In Capital At $0.60 per share	Paid-In Capital	Paid-In Capital In May 2011 through August 2011	Paid-In Capital Common Stock At $1.013 per share	Paid-In Capital Common Stock At $1.64 Per Share	Paid-In Capital Common Stock at $1.197 per share	Paid-In Capital Common Stock at $1.67 Per Share	Paid-In Capital Common Stock at $1.58 per share	Paid-In Capital Common Stock at $1.66 per share	Paid-In Capital Common Stock at $1.97 per share	Paid-In Capital Common Stock at $1.897 per share	Paid-In Capital Common Stock at $2.60 per share	Paid-In Capital Common Stock at $2.073 per share	Paid-In Capital Common Stock at $2.64 per share	Paid-In Capital Common Stock at $2.19 per share	Paid-In Capital Common Stock at $1.68 per share	Paid-In Capital Common Stock at $1.80 per share	Paid-In Capital Common Stock at $1.81 per share	Paid-In Capital Common Stock at $1.88 per share	Paid-In Capital Common Stock at $1.92 per share	Paid-In Capital Common Stock at $1.53 per share	Paid-In Capital Common Stock at $1.60 per share	Paid-In Capital Common Stock at $1.667 per share	Paid-In Capital Common Stock at $1.93 per share	Paid-In Capital Common Stock at $1.51 per share	Paid-In Capital Common Stock at $1.70 per share	Paid-In Capital Common Stock at $1.667 in March 2012	Paid-In Capital Common Stock at $0.65 per share	Paid-In Capital Common Stock at $1.25 per share	Paid-In Capital Common Stock at $0.65 - $2.70 per share	Paid-In Capital Paid-In Capital in March 2012 at $1.37 per share	Paid-In Capital Common Stock at $0.34 per share	Paid-In Capital Common Stock at $2.23 per share	Paid-In Capital Common Stock at $2.87 per share	Paid-In Capital At $1.28 Per Share	Paid-In Capital At $1.1267 Per Share	Paid-In Capital At $1.13 Per Share	Paid-In Capital At $1.107 Per Share	Paid-In Capital At $1.18 Per Share	Paid-In Capital At $1.10 Per Share	Paid-In Capital At $1.08 Per Share	Paid-In Capital At $1.063 Per Share	Paid-In Capital In May 2012	Paid-In Capital In June 2012	Paid-In Capital At $1.35 per Share	Paid-In Capital At $0.74 Per Share	Paid-In Capital At $0.75 Per Share	Paid-In Capital In December 2012	Paid-In Capital At $1.05 Per Share	Paid-In Capital In November 2012	Paid-In Capital At $0.24 Per Share	Paid-In Capital At $0.29 Per Share	Paid-In Capital At $0.26 Per Share	Paid-In Capital At $0.30 Per Share	Paid-In Capital At $0.28 Per Share	Paid-In Capital At $1.02 Per Share	Paid-In Capital At $1.04 Per Share	Subscription Receivable / Receivable for Issuance of Common Stock	Deferred Charges In March 2007	Deferred Charges In March 2008	Deferred Charges	Unrealized Loss On Securities	Accumulated Deficit	Deficit Accumulated During Development Stage	Total		In September 2011 At $1.45	Paid-In Capital In December 2011	Paid-In Capital In January 2010, valued at $1.83	Paid-In Capital In August 2010, valued at $1.31 per share	Paid-In Capital In December 2010, valued at $1.14 per share	Paid-In Capital In April 2011, valued at $0.98 per share	Paid-In Capital In May 2011, valued at $0.97 per share	Paid-In Capital In November 2011, valued at $0.53 per share
Beginning Equity Balance (Equity) at Dec. 31, 2002																																		$ 1
Beginning Balance (Shares) at Dec. 31, 2002																																		100
Retroactive recapitalization upon reverse acquisition (Equity)																																		706																																																																																																	(706)
Retroactive recapitalization upon reverse acquisition (Shares)																																		706,973
Ending Balance (Equity) at Dec. 31, 2003																																		707																																																																																																	(706)																																																													(15,827)		(15,826)
Ending Balance (Shares) at Dec. 31, 2003																																		707,073
Common stock issued to founders (Equity)																																		13,293																																																																																																	(13,293)
Common stock issued to founders (Shares)																																		13,292,927
Common stock issued for future services (Equity)		1,600	638																																																																											254,400	74,362																																																																																																																			331,000
Common stock issued for future services (Shares)		1,600,000	637,500
Common stock issued at merger (Equity)																																		2,000																																																																																																	(2,000)
Common stock issued at merger (Shares)																																		2,000,000
Conversion of note payable (Equity)				187																																																																												29,813																																																																																																																		30,000
Conversion of note payable (Shares)				187,500
Net income/(loss) for the period																																																																																																																																																																																																	(722,146)	(722,146)
Ending Balance (Equity) at Dec. 31, 2004																																		18,425																																																																																																	342,576																																																													(15,827)	(722,146)	(376,972)
Ending Balance (Shares) at Dec. 31, 2004																																		18,425,000
Common stock issued for future services (Equity)						210	200																																																																												585,290	583,800																																																																																																														1,169,500
Common stock issued for future services (Shares)						210,000	200,000
Conversion of note payable (Equity)																																		3,119																																																495,881																																																																																																																499,000
Conversion of note payable (Shares)																																		3,118,750
Common stock issued in private placement (Equity)					4,000																																																																												996,000																																																																																																																	1,000,000
Common stock issued in private placement (Shares)					4,000,000
Subscription receivable																																																																																																																																																																																											(6,500)							(6,500)
Warrants issued for services																																																																																		37,000																											24,200	15,900																																																																																				77,100
Warrants issued for future services																																																																																																															435,060																																																																																			435,060
Deferred charges for common stock issued for future services																																																																																																																																																																																														(584,000)				(584,000)
Amortization of deferred charges																																																																																																																																																																																														265,455				265,455
Exercise of warrants (Equity)																																		300																																																																																																	74,700																																																															75,000
Exercise of warrants (Shares)																																		300,000
Net income/(loss) for the period																																																																																																																																																																																																	(1,721,765)	(1,721,765)
Ending Balance (Equity) at Dec. 31, 2005																																		26,254																																																																																																	3,590,407																																																								(6,500)			(318,545)		(15,827)	(2,443,911)	831,878
Ending Balance (Shares) at Dec. 31, 2005																																		26,253,750
Common stock issued for future services (Equity)								300	400	25	60																																																																										269,700	619,600	36,225	29,340																																																																																																										955,650
Common stock issued for future services (Shares)								300,000	400,000	25,000	60,000
Common stock issued in private placement (Equity)																						850																																																																																																													424,150																																																															425,000
Common stock issued in private placement (Shares)																						850,000
Subscription receivable																																																																																																																																																																																											6,500							6,500
Warrants issued for services																																																																																																													66,500																																																																																					66,500
Warrants issued for future services																																																																																							465,996																																																																																																											465,996
Amortization of deferred charges																																																																																																																																																																																														318,545				318,545
Options issued for services																																																																																																																428,888																																																																																		428,888
Contributed capital related to accrued interest																																																																																																																																			35,624																																																															35,624
Unrealized gain (loss) on securities																																																																																																																																																																																															(26,000)			(26,000)
Common stock subscription rescinded (Shares)																																																																																																																																																																																																		(200,000)
Net income/(loss) for the period																																																																																																																																																																																																	(2,933,809)	(2,933,809)
Ending Balance (Equity) at Dec. 31, 2006																																		27,889																																																																																																	5,966,430																																																												(26,000)	(15,827)	(5,377,720)	574,772
Ending Balance (Shares) at Dec. 31, 2006																																		27,888,750
Common stock issued for future services (Equity)												152	1,000																																																																												106,098	579,000																																																																																																								686,250
Common stock issued for future services (Shares)												151,785	1,000,000
Common stock issued in private placement (Equity)																						2,482											1,768																																																																		1,238,518																															1,058,756																																																																2,301,524
Common stock issued in private placement (Shares)																						2,482,000											1,767,540
Warrants issued for services																																																																																										52,180																			36,370					293,476	140,490	52,946	61,449	52,292	1,159																																																																											690,362
Warrants issued for future services																																																																																											348,000																																																																																																							348,000
Deferred charges for common stock issued for future services																																																																																																																																																																																												(928,000)						(928,000)
Common stock issued for services and settlement for accounts payable (Equity)														100																																																																																																																					34,900																																																															35,000
Common stock issued for services and settlement for accounts payable (Shares)														100,000
Common stock issued for services (Equity)															150	150	400																																																																											101,850	134,850	287,600																																																																																																				525,000
Common stock issued for services (Shares)															150,000	150,000	400,000
Amortization of deferred charges																																																																																																																																																																																														773,333				773,333
Options issued for services																																																																																														41,653																		17,589	43,757																																																																																	102,999
Unrealized gain (loss) on securities																																																																																																																																																																																															(32,610)			(32,610)
Common stock subscription rescinded (Equity)																						(400)																																																																																																													(199,600)																																																															(200,000)
Common stock subscription rescinded (Shares)																						(400,000)
Net income/(loss) for the period																																																																																																																																																																																																	(4,223,449)	(4,223,449)
Ending Balance (Equity) at Dec. 31, 2007																																		33,690																																																																																																	10,449,763																																																													(15,827)	(9,601,169)	653,180
Ending Balance (Shares) at Dec. 31, 2007																																		33,690,075
Common stock issued in private placement (Equity)																																	690																																																																																																	413,310																																																																414,000
Common stock issued in private placement (Shares)																																	690,001
Warrants issued for services																																																																																										10,885																			27,014					121,713	48,738	31,444			12,487	976,193																																																																										1,228,474
Warrants issued for future services																																																																																															332,000																																																																																														(332,000)
Common stock issued for services (Equity)																		100	200																																																																												74,900	359,800																																																																																																		435,000
Common stock issued for services (Shares)																		100,000	200,000
Amortization of deferred charges																																																																																																																																																																																														431,337				431,337
Exercise of warrants (Equity)																				320	641	270																																																																											79,680	159,629	134,730																																																																																															375,270
Exercise of warrants (Shares)																				320,000	641,080	270,000
Options issued for services																																																																																														286,803		525,263																									6,439	30,750	114,519																																																																							963,774
Common stock subscription rescinded (Shares)																																																																																																																																																																																																		(750,000)
Receivable for the issuance of common stock																																																																																																																																																																																											(12,500)							(12,500)
Realized loss reclassification																																																																																																																																																																																															58,610			58,610
Net income/(loss) for the period																																																																																																																																																																																																	(4,340,607)	(4,340,607)
Ending Balance (Equity) at Dec. 31, 2008																																		35,911																																																																																																	14,196,060																																																								(12,500)			(55,330)		(15,827)	(13,941,776)	206,538
Beginning Balance (Shares) at Dec. 31, 2008																																		35,911,156
Common stock issued in private placement (Equity)																																		2,480																																																																																											852,520																																																																					855,000
Common stock issued in private placement (Shares)																																		2,479,500
Warrants issued for services																																																																																																																													177,881																																																																					177,881
Common stock issued for services and settlement for accounts payable (Equity)																							100											145																																																																		24,900																									49,855																																																																					75,000
Common stock issued for services and settlement for accounts payable (Shares)																							100,000											145,000
Common stock issued for services (Equity)																							100			100								116																																																																		57,900		74,900																							39,884																																																																					173,000
Common stock issued for services (Shares)																							100,000			100,000								116,000
Amortization of deferred charges																																																																																																																																																																																														55,330				55,330
Exercise of warrants (Equity)																								400	355																																																																									1,279			354,646																				318,555																																																																									675,234
Exercise of warrants (Shares)																								400,000	355,000																																																																									1,279,336
Options issued for services																																																																																														199,234		623,246				13,136																					61,346	13,583	67,838	9,583	21,085																																																																					1,009,051
Rights to purchase shares																																																																																																				132,058																																																																																														132,058
Exercise of purchase right agreement (Equity)																							181
Exercise of purchase right agreement (Shares)																							180,550																																																																													44,957
Contribution of accrued payroll																																																																																																																												52,129																																																																						52,129
Payment for issuance of common stock																																																																																																																																																																																											12,500							12,500
Net income/(loss) for the period																																																																																																																																																																																																	(2,721,871)	(2,721,871)
Ending Balance (Equity) at Dec. 31, 2009																																		41,167																																																																																																	17,385,295																																																													(15,827)	(16,663,647)	746,988
Ending Balance (Shares) at Dec. 31, 2009																																		41,166,542
Common stock issued in private placement (Equity)																																		1,500																																																																			1,498,500																																																																																													1,500,000
Common stock issued in private placement (Shares)																																		1,500,000
Warrants issued for services																																																																																																																														580,167	214,063				213,459																																																															1,007,689
Common stock issued for services (Equity)																											4	10		5																																																																									5,996	11,990		4,645																																																																																								22,650
Common stock issued for services (Shares)																											4,800	10,000		5,000
Exercise of warrants (Equity)																				947		25			283				10																																																																				235,853		12,475		282,218				3,440
Exercise of warrants (Shares)																				947,200		25,000			282,500				10,000
Exercise of options (Equity)																				15																																																																													3,735																																																																																																	3,750
Exercise of options (Shares)																				15,000
Options issued for services																																																																																														174,866		643,812							27,434	286,002																	31,478	14,873	74,061																																																																							1,252,526
Net income/(loss) for the period																																																																																																																																																																																																	(3,713,232)	(3,713,232)
Ending Balance (Equity) at Dec. 31, 2010																																		43,996																																																																																																	21,704,361																																																													(15,827)	(20,376,879)
Ending Balance (Shares) at Dec. 31, 2010																																		43,966,042
Common stock issued in private placement (Equity)																									1,000																																																																												999,000																																																																																													1,000,000
Common stock issued in private placement (Shares)																									1,000,000
Subscription receivable
Warrants issued for services																																																																																																																														36,585	64,983	109,820																																																																		303,758			1,288	306,765
Common stock issued for services and settlement for accounts payable (Equity)
Common stock issued for services (Equity)																															10	10			10	2																																																																							14,490	10,390																								2,161																																																														41,563		14,490
Common stock issued for services (Shares)																															10,000	10,000			10,000	2,018
Amortization of deferred charges
Exercise of warrants (Equity)
Options issued for services																																																																																																383,881							65,447	212,136																	26,648	285	39,829						79,702			17,204																																																														628,911			53,124						4,384
Common stock subscription rescinded (Shares)
Contribution of accrued payroll
Common stock issued for commitment shares (Equity)																																		151																																																																																																	162,746																																																															162,896
Common stock issued for commitment shares (Shares)																																		150,830																																																																																																																																																																						85,290
Common stock issued to institutional investor (Equity)																																		185																																																																																																	199,815																																																															200,000
Common stock issued to institutional investor (Shares)																																		185,185
Common stock issued for additional commitment shares (Equity)																																		3																																																																																																																																																																3,470
Common stock issued for additional commitment shares (Shares)																																		3,017
Net income/(loss) for the period																																																																																																																																																																																																	(3,482,622)	(3,482,622)
Ending Balance (Equity) at Dec. 31, 2011																																		45,337																																																																																																	24,513,000																																																													(15,827)	(23,859,501)	683,009
Ending Balance (Shares) at Dec. 31, 2011																																		45,337,092
Subscription receivable
Warrants issued for services																																																																																																	25,420																																																															13,709												55,648					28,237	157,127																207,441							36,605
Common stock issued for services and settlement for accounts payable (Equity)
Common stock issued for services (Equity)																																																															1,406																																																																																																1,606																																			1,607
Common stock issued for services (Shares)																																																															1
Amortization of deferred charges
Exercise of warrants (Equity)																																																														40,000		20,000																																																																																														49,960			6,880																																	444,400
Exercise of warrants (Shares)																																																														40		20
Exercise of options (Equity)																																																													250,000																																																																																																162,250																																					162,500
Exercise of options (Shares)																																																													250
Options issued for services																																																																																																																																				41,156																												181,982												462,455	56,568		15,611	7,137			266,710	60,283	338,424	39,270	29,529	42,195										1,900,270			51,392		38,194	85,290		48,510	26,304
Common stock subscription rescinded (Shares)
Exercise of purchase right agreement (Equity)	[1]																																																																																																																																																																																																	20,000,000
Contribution of accrued payroll
Common stock issued for commitment shares (Equity)																																											3,017		4,525		3,017			3,017		3,017	3,017		3,017		3,017		6,034						3,017																																																																										5,940		11,760		7,962			5,428		5,669	5,790		4,824		5,820		10,252							6,725
Common stock issued for commitment shares (Shares)																																											3		5		3			3		3	3		3		3		6						3
Common stock issued to institutional investor (Equity)																									350,000												197,433		167,084		316,455	120,482		158,144		96,479		91,324	119,048		220,994			130,719		119,976		132,450		119,261								177,510	180,668	181,818	184,080		188,147			294,117																																																									199,802		199,832		499,682	199,880		299,841		199,904		199,908	199,882		399,778			199,870		199,882		199,867		199,880									199,823	199,823	199,820		202,304		199,812														299,705							176,991		4,849,999	[2]
Common stock issued to institutional investor (Shares)																									350												198		167		317	120		158		97		92	119		221			131		120		132		119								178	180	182	184		188			294																									349,650																																																																																											177
Common stock issued for additional commitment shares (Equity)																									3,017													3,017		3,017																										7,542	6,034			2,262		3,017		3,017	3,017		1,508																																																									4,945		5,035																											21,638	7,718				3,557		3,255				4,070			3,017									1,566								130,813
Common stock issued for additional commitment shares (Shares)																									3													3		3																										7	6			2		3		3	3		2																								3,014
Net income/(loss) for the period																																																																																																																																																																																																	(4,556,538)	(4,556,538)
Ending Balance (Equity) at Dec. 31, 2012																																		$ 50,161																																																																																																																																																																$ 3,661,046
Ending Balance (Shares) at Dec. 31, 2012																																		50,160,758																																																																																																																																																														(15,827)	(28,416,039)

[1]	In May 2011 the Company signed entered into an agreement with an institutional investor. The institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period.
[2]	Investment to occur over a period of 30-months.

Statement of Stockholder's Equity (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2004 In July 2004	Dec. 31, 2004 In August 2004	Dec. 31, 2004 In December 2004	Dec. 31, 2005 In April 2005	Dec. 31, 2005 In May 2005	Dec. 31, 2005 In August 2005, valued at $2.79 per share	Dec. 31, 2005 In August 2005, valued at $2.92 per share	Dec. 31, 2005 In September 2005	Dec. 31, 2005 In October 2005	Dec. 31, 2005 In December 2005	Dec. 31, 2006 In February 2006	Dec. 31, 2006 In February 2006, valued at $1.01 per share	Dec. 31, 2006 In February 2006, valued at $1.09 per share	Dec. 31, 2006 In May 2006	Dec. 31, 2006 In June 2006	Dec. 31, 2006 In November 2006	Dec. 31, 2007 In February 2007	Dec. 31, 2007 In March 2007	Dec. 31, 2007 In April 2007	Dec. 31, 2007 In October 2007, valued at $0.68 per share	Dec. 31, 2007 In October 2007, valued at $0.90 per share	Dec. 31, 2007 In November 2007	Dec. 31, 2008 In March 2008	Dec. 31, 2008 In August 2008	Dec. 31, 2012 At $0.25 Per Share	Dec. 31, 2008 At $0.25 Per Share	Dec. 31, 2009 At $0.25 per share, pursant to November 2008 adjusted stock offering	Dec. 31, 2008 At $0.25 per share, pursant to November 2008 adjusted stock offering	Dec. 31, 2008 At $0.50 per share	Dec. 31, 2007 At $0.50 per share	Dec. 31, 2009 In January 2009	Dec. 31, 2009 At $0.001 per share	Dec. 31, 2012 At $1.00 Per Share	Dec. 31, 2009 At $1.00 Per Share	Dec. 31, 2009 In July 2009	Dec. 31, 2010 In August 2010	Dec. 31, 2010 In December 2010	Dec. 31, 2010 At $0.345 per share	Dec. 31, 2010 In November 2010	Dec. 31, 2011 In March 2011	Dec. 31, 2011 In June 2011	Dec. 31, 2007 In April 2007, valued at $0.69 per share	Dec. 31, 2007 In April 2007, valued at $0.63 per share	Dec. 31, 2007 In May 2007	Dec. 31, 2007 In October 2007, valued at $0.61 per share	Dec. 31, 2007 In October 2007, valued at $0.78 per share	Dec. 31, 2007 In December 2007	Dec. 31, 2008 In May 2008	Dec. 31, 2008 In December 2008	Dec. 31, 2008 In November 2008	Dec. 31, 2008 In January 2008	Dec. 31, 2008 In July 2008	Dec. 31, 2009 In February 2009	Dec. 31, 2009 In June 2009	Dec. 31, 2010 In January 2010	Dec. 31, 2010 In March 2010	Dec. 31, 2011 In January 2011	Dec. 31, 2011 In April 2011	Dec. 31, 2011 In May 2011	Dec. 31, 2008 At $0.60 per share	Dec. 31, 2007 At $0.60 per share	Dec. 31, 2011 InMay2011toAugust2011Member	Dec. 31, 2012 Paid-In Capital	Dec. 31, 2012 At $1.28 Per Share	Dec. 31, 2012 At $1.13 Per Share	Dec. 31, 2012 At $1.107 Per Share	Dec. 31, 2012 At $1.18 Per Share	Dec. 31, 2012 At $1.10 Per Share	Dec. 31, 2012 At $1.08 Per Share	Dec. 31, 2012 At $1.063 Per Share	Dec. 31, 2012 In May 2012	Dec. 31, 2012 At $1.35 Per Share	Jun. 01, 2012 At $1.1267 Per Share	Dec. 31, 2012 At $0.74 Per Share	Dec. 31, 2012 At $0.75 Per Share	Dec. 31, 2012 At $1.05 Per Share	Dec. 31, 2012 In December 2011 At $0.53 Per Share	Dec. 31, 2012 In March 2012At $1.37 Per Share	Dec. 31, 2012 In December 2012	Dec. 31, 2012 AT $0.27 Per Share	Dec. 31, 2012 At $0.24 Per Share	Dec. 31, 2012 At $0.29 Per Share	Dec. 31, 2012 At $0.28 Per Share	Dec. 31, 2012 At $0.30 Per Share	Dec. 31, 2012 At $1.02 Per Share	Dec. 31, 2012 At $1.04 Per Share	Dec. 31, 2012 At $0.26 Per Share
Common stock issued for future services, value				$ 1,600	$ 638				$ 210	$ 200				$ 300			$ 400	$ 25	$ 60	$ 152	$ 1,000
Common stock issued for future services, value per share				$ 0.16	$ 0.12				$ 2.79	$ 2.92				$ 0.9			$ 1.55	$ 1.45	$ 0.49	$ 0.7	$ 0.58
Conversion of note payable, value						187		3,119
Conversion of note payable, value per share						$ 0.16		$ 0.16
Common stock issued in private placement, value	1,000		850				4,000																										2,842							1,500																	2,480						690	1,768
Common stock issued in private placement, value per share	$ 1		$ 0.5				$ 0.25																										$ 0.5							$ 1																	$ 0.34						$ 0.6	$ 0.6
Warrants issued for services, vested during 2005, value								37,000			24,200	15,900	435,060
Warrants issued for services, vested during 2005, value per share								$ 1.13			$ 1.45	$ 0.53	$ 1.45
Warrants issued for services in September 2005, vested during 2006, value			66,500
Warrants issued for services in September 2005, vested during 2006, value per share			$ 1.45
Warrants issued for services, vested during 2007, value		36,370																			52,180																								293,476	140,490	52,946	61,449	52,292	1,159
Warrants issued for services, vested during 2007, value per share		$ 1.45																			$ 0.63																								$ 0.69	$ 0.63	$ 0.56	$ 0.61	$ 0.78	$ 0.55
Warrants issued for services in September 2005, vested during 2008, value																																																				27,014
Warrants issued for services in September 2005, vested during 2008, value per share																																																				$ 1.45
Warrants issued for services, vested during 2008, value																																																			976,193
Warrants issued for services, vested during 2008, value per share																																																			$ 1.63
Warrants issued for services in March 2007, vested during 2008, value																																																				10,885
Warrants issued for services in March 2007, vested during 2008, value per share																																																				$ 0.63
Warrants issued for services in April 2007, vested during 2008, value																																																				48,738	121,713
Warrants issued for services in April 2007, vested during 2008, value per share																																																				$ 0.63	$ 0.69
Warrants issued for services in May 2007, vested during 2008, value																																																				31,444
Warrants issued for services in May 2007, vested during 2008, value per share																																																				$ 0.56
Warrants issued for services in December 2007, vested during 2008, value																																																				12,487
Warrants issued for services in December 2007, vested during 2008, value per share																																																				$ 0.55
Warrants issued for services, vested through September 2008, value																																																				332,000
Warrants issued for services, vested through September 2008, value per share																																																				$ 0.83
Warrants issued for services, vested during 2009, value																																																									177,881
Warrants issued for services, vested during 2009, value per share																																																									$ 0.85
Warrants issued for services in June 2009, vested during 2010, value																																								213,459
Warrants issued for services in June 2009, vested during 2010, value per share																																								$ 0.85
Warrants issued for services, vested during 2010, value																																																										580,167	214,063
Warrants issued for services, vested during 2010, value per share																																																										$ 1.83	$ 1.86
Warrants issued for services in January 2010, vested during 2011, value	36,585
Warrants issued for services in January 2010, vested during 2011, value per share	$ 1.83
Warrants issued for services in March 2010, vested during 2011, value	64,983
Warrants issued for services in March 2010, vested during 2011, value per share	$ 1.86
Warrants issued for services, vested during 2011, value	1,288																																																											36,585	109,820
Warrants issued for services, vested during 2011, value per share	$ 1.05																																																											$ 1.05	$ 0.98
Deferred charges for common stock issued for future services, value										(584,000)											(928,000)
Deferred charges for common stock issued for future services, value per share										$ 2.92											$ 0.58
Common stock issued for services and settlement for accounts payable, value																						100												100																							145								2
Common stock issued for services and settlement for accounts payable, value per share																						$ 0.35												$ 0.25																							$ 0.34								$ 1.25
Common stock issued for services, value	10																						150	150	400		200							100				100	4	10		5	10	10													116					2
Common stock issued for services, value per share	$ 1.45																						$ 0.68	$ 0.9	$ 0.72		$ 1.8							$ 0.58				$ 0.75	$ 1.25	$ 1.2		$ 0.93	$ 1.45	$ 1.04													$ 0.34					$ 1.07
Exercise of warrants, value													300																320			270		355	400				25	947	10																	283								224,100
Exercise of warrants, value per share													$ 0.25																$ 0.25			$ 0.5		$ 1	$ 0.001				$ 0.5	$ 0.25	$ 0.345																	$ 1								$ 0.25
Exercise of warrants, pursuant to November 2008 adjusted stock offering, value																														1,279	641
Exercise of warrants, pursuant to November 2008 adjusted stock offering, value per share																														$ 0.25	$ 0.25
Options issued for services, vested during 2006, value															428,888
Options issued for services, vested during 2006, value per share															$ 1.01
Options issued for services in February 2006, vested during 2007, value															17,589	43,757									41,653
Options issued for services in February 2006, vested during 2007, value per share															$ 1.01	$ 1.09									$ 0.6
Options issued for services in November 2007, vested during 2008, value																																																				286,803
Options issued for services in November 2007, vested during 2008, value per share																																																				$ 0.6
Options issued for services, vested during 2008, value																											525,263																										6,439	30,750	114,519
Options issued for services, vested during 2008, value per share																											$ 1.36																										$ 0.5	$ 0.6	$ 1.48
Options issued for services in November 2007, vested during 2009, value																																		199,234
Options issued for services in November 2007, vested during 2009, value per share																																		$ 0.6
Options issued for services in January 2008, vested during 2009, value																																		13,583
Options issued for services in January 2008, vested during 2009, value per share																																		$ 0.6
Options issued for services in July 2008, vested during 2009, value																																		67,838
Options issued for services in July 2008, vested during 2009, value per share																																		$ 1.48
Options issued for services in August 2008, vested during 2009, value																																		623,246
Options issued for services in August 2008, vested during 2009, value per share																																		$ 1.36
Options issued for services in November 2008, vested during 2009, value																																		61,346
Options issued for services in November 2008, vested during 2009, value per share																																		$ 0.5
Options issued for services, vested during 2009, value																																		13,136																						9,583	21,085
Options issued for services, vested during 2009, value per share																																		$ 0.53																						$ 0.38	$ 0.85
Options issued for services in January 2008, vested during 2010, value																																								14,873
Options issued for services in January 2008, vested during 2010, value per share																																								$ 0.6
Options issued for services in July 2008, vested during 2010, value																																								74,061
Options issued for services in July 2008, vested during 2010, value per share																																								$ 1.48
Options issued for services in August 2008, vested during 2010, value																																								643,812
Options issued for services in August 2008, vested during 2010, value per share																																								$ 1.36
Options issued for services in November 2008, vested during 2010, value																																								31,478
Options issued for services in November 2008, vested during 2010, value per share																																								$ 0.5
Options issued for services in November 2007, vested during 2010, value																																								174,866
Options issued for services in November 2007, vested during 2010, value per share																																								$ 0.6
Options issued for services, vested during 2010, value																																							27,434	286,002
Options issued for services, vested during 2010, value per share																																							$ 1.31	$ 1.14
Options issued for services in January 2008, vested during 2011, value																																																												285
Options issued for services in January 2008, vested during 2011, value per share																																																												$ 0.6
Options issued for services in July 2008, vested during 2011, value																																																												39,829
Options issued for services in July 2008, vested during 2011, value per share																																																												$ 1.48
Options issued for services in August 2008, vested during 2011, value																																																												383,881
Options issued for services in August 2008, vested during 2011, value per share																																																												$ 1.36
Options issued for services in November 2008, vested during 2011, value																																																												26,648
Options issued for services in November 2008, vested during 2011, value per share																																																												$ 0.5
Options issued for services in August 2010, vested during 2011, value																																																												65,447
Options issued for services in August 2010, vested during 2011, value per share																																																												$ 1.31
Options issued for services in December 2010, vested during 2011, value																																																												212,136
Options issued for services in December 2010, vested during 2011, value per share																																																												$ 1.14
Options issued for services, vested during 2011, value	53,124																																																													79,702
Options issued for services, vested during 2011, value per share	$ 0.82																																																													$ 0.97
Warrants issued for services in August 2010, vested during 2011, value																																																																	17,204
Warrants issued for services in August 2010, vested during 2011, value per share																																																																	$ 1
Exercise of options, value																													15
Exercise of options, value per share																													$ 0.25
Warrants issued for future services, vested during 2006, value																		465,996
Warrants issued for future services, vested during 2006, value per share																		$ 1.55
Warrants issued for future services, vested during 2007, value																						348,000
Warrants issued for future services, vested during 2007, value per share																						$ 0.7
Warrants issued for future services, vested through September 2008, value																										332,000
Warrants issued for future services, vested through September 2008, value per share																										$ 0.83
Common stock subscription rescinded, value																																																		(400)
Common stock subscription rescinded, value per share																																																		$ 0.5
Right to purchase, vested during 2009, value																																		132,058
Right to purchase, vested during 2009, value per share																																		$ 0.33
Exercise of purchase right agreement, value																																		181
Exercise of purchase right agreement, value per share																																		$ 0.25
Common stock issued for commitment shares, value																																												151
Common stock issued for commitment shares, value per share																																												$ 1.08
Common stock issued to institutional investor, value																																				349,650								185																								176,991	199,820		199,818		199,812			199,823												299,705
Common stock issued to institutional investor, value per share																																				$ 1								$ 1.08																								$ 1.13	$ 1.107		$ 1.1		$ 1.063			$ 1.1267												$ 1.02
Common stock issued for additional commitment shares, value																																					3,014							3																							6,034			3,557	2,486	3,255			4,070							3,286							1,566	39,270
Common stock issued for additional commitment shares, value per share																																					$ 1							$ 1.15																							$ 1.28			$ 0.18	$ 1.1	$ 1.08			$ 1.35							$ 1.09							$ 1.04	$ 0.26
Common stock issued for services in October 2011 through January 2012, valued at $0.65 to $2.70/share, value																																																																		1,606
Common stock issued for services in October 2011 through January 2012, valued at $0.65 to $2.70/share, value per share																																																																		$ 2.7
Options issued for services in December 2010, vested during 2012, value																																								85,290
Options issued for services in December 2010, vested during 2012, value per share																																								$ 1.14
Warrants issued for services in April 2011, vested during 2012, value																																																												36,605
Warrants issued for services in April 2011, vested during 2012, value per share																																																												$ 0.98
Options issued for services in May 2011, vested during 2012, value																																																													48,510
Options issued for services in May 2011, vested during 2012, value per share																																																													$ 0.97
Options issued for services in August 2011, vested during 2012, value																																																																		41,156
Options issued for services in August 2011, vested during 2012, value per share																																																																		$ 0.82
Options issued for services in November 2011, vested during 2012, value																																																																																26,304
Options issued for services in November 2011, vested during 2012, value per share																																																																																$ 0.53
Warrants issued for services in December 2011, vested during 2012, value																																																																															157,127
Warrants issued for services in December 2011, vested during 2012, value per share																																																																															$ 1.05
Options issued for services in March 2012, vested during 2012, value																																																																																	181,982
Options issued for services in March 2012, vested during 2012, value per share																																																																																	$ 1.37
Warrants issued for services in March 2012, vested during 2012, value																																																																																	13,709
Warrants issued for services in March 2012, vested during 2012, value per share																																																																																	$ 1.37
Options issued for services in May 2012, vested during 2012, value																																																																										462,455
Options issued for services in May 2012, vested during 2012, value per share																																																																										$ 1.23
Warrants issued for services in May 2012, vested during 2012, value																																																																										55,648
Warrants issued for services in May 2012, vested during 2012, value per share																																																																										$ 0.97
Options issued for services in June 2012, vested during 2012, value																																																																										56,568
Options issued for services in June 2012, vested during 2012, value per share																																																																										$ 0.73
Options issued for services in August 2012, vested during 2012, value																																																																													15,611	7,137
Options issued for services in August 2012, vested during 2012, value per share																																																																													$ 0.74	$ 0.75
Warrants issued for services in December 2012, vested during 2012, value																																																																																		28,237
Warrants issued for services in December 2012, vested during 2012, value per share																																																																																		$ 0.78
Options extended for services in November 2012, vested during 2012, value																												$ 25,420																																																							$ 266,710	$ 60,283	$ 338,424	$ 42,195	$ 29,529
Options extended for services in November 2012, vested during 2012, value per share																												$ 0.25																																																							$ 0.27	$ 0.24	$ 0.29	$ 0.28	$ 0.3

Statements of Cash Flow (Unaudited) (USD $)	12 Months Ended			105 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,556,538)		$ (3,482,622)	$ (28,416,039)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred charges				4,392,456
Amortization of prepaid expenses				75,000
Warrants issued for services	291,326		519,441	4,058,773
Stock options issued for services	1,816,430		882,640	6,789,808
Common stock issued for services and fees	132,420		207,929	1,456,291
Purchase right agreement amortization				132,058
Depreciation and amortization of patents	79,217		35,394	222,644
Realized gain on investments				(3,911)
Realized gain on disposal of assets				(637)
(Increase) decrease in assets
Receivables				(30,461)
Prepaid expenses and other current assets	(48,219)		32,433	(89,975)
Increase (decrease) in liabilities
Accounts payable	(43,449)		83,374	229,299
Accounts payable and accrued expenses - related party	(14,610)		14,618	9,768
Accrued expenses	(25,039)		24,422	35,790
Net cash used in operating activities	(2,368,462)		(1,682,371)	(11,139,136)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(83,248)		(93,778)	(523,035)
Proceeds from sale of available for sale securities				203,911
Proceeds from receipt of note receivable				100,000
Purchase of available for sale securities				(200,000)
Purchase of equipment, furniture and leasehold improvements	(265,634)		(17,894)	(451,879)
Net cash used in investing activities	(348,882)		(111,672)	(871,003)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement			1,000,000	7,495,524
Common stock rescinded, private placement				(200,000)
Issuance of common stock, exercise of options and warrants	444,400			2,021,404
Issuance of common stock, exercise of purchase right agreement				45,138
Issuance of common stock, institutional investor	4,849,999	[1]	200,000	5,049,999
Repayment of notes payable				(14,970)
Proceeds from subscription receivable				19,000
Advances to stockholders				(4,933)
Proceeds from convertible notes				529,000
Advances from officers				1,498
Net cash provided by financing activities	5,294,399		1,200,000	14,941,660
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	2,577,055		(594,043)	2,931,521
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	359,824		953,867	5,358
CASH AND CASH EQUIVALENTS - END OF PERIOD	2,936,879		359,824	2,936,879
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION - CASH PAID DURING THE PERIOD FOR:
Interest	109		288	23,341
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for deferred charges				3,142,400
Warrants issued in exchange for deferred charges				1,581,056
Common stock issued as settlement for accounts payable				74,708
Accrued interest contributed as capital				35,624
Common stock issued in the conversion of notes payable				529,000
Acquisition of automobile through loan payable				24,643
Common stock issued upon exercise of a warrant in exchange for receivable				75,000
Insurance company pay off of note payable				9,673
Receivable for issuance of common stock				210,001
Contribution of officer accrued payroll				52,129
Common stock issued for prepaid expense				$ 75,000

[1]	Investment to occur over a period of 30-months.

Note 1 Financial Statements	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1 Financial Statements

NOTE 1- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

History and Nature of Business

Lightwave Logic, Inc., formerly Third-Order Nanotechnologies, Inc., formerly PSI-Tec Holdings, Inc., formerly Eastern Idaho Internet Service, Inc. (the “Company”) was organized under the laws of the State of Nevada in 1997. The Company was engaged in the business of marketing internet services until June 30, 1998, at which time the principal assets of the business were sold and operations were discontinued. The Company was inactive until the acquisition of PSI-TEC Corporation (“PSI-TEC”) on July 14, 2004, at which time the name was changed to PSI-TEC Holdings, Inc.

Development Stage

PSI-TEC was incorporated in 1995 under the laws of the State of Delaware. PSI-TEC primarily conducted research for the United States Government under a contract, which expired in 2003. Beginning January 1, 2004, PSI-TEC was engaged in the development of electro-optic polymers for application in the electro-optic device markets. PSI-TEC is considered a development stage company as defined in Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 915 “Development Stage Entities” from the inception of the development stage on January 1, 2004.

Merger

On July 14, 2004, the Company acquired PSI-TEC. Under the terms of the merger agreement, the stockholders of PSI-TEC received 15,600,000 shares of common stock in exchange for its 2,206,280 shares. Following the merger, the Company changed its name to PSI-TEC Holdings, Inc. Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc., are those of the legal acquiree, PSI-TEC, which is considered to be the accounting acquirer. On October 20, 2006, PSI-TEC Holdings, Inc. and PSI-TEC merged and changed its name to Third-Order Nanotechnologies, Inc. On March 10, 2008, Third-Order Nanotechnologies, Inc. changed its name to Lightwave Logic, Inc.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates.

Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid instruments with maturities of three months or less at the time of purchase to be cash equivalents.

Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash. At December 31, 2012, the Company did not have deposits with a financial institution that exceed the FDIC deposit insurance coverage.

Property and Equipment

Equipment is stated at cost. Depreciation is principally provided by use of straight-line methods for financial and tax reporting purposes over the estimated useful lives of the assets, generally 5 years. When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Income Statement.

Intangible Assets

Definite-lived intangible assets are stated at cost. Patents are amortized over their estimated useful lives, generally 20 years. When certain patent applications are abandoned by the Company for claims that are covered by patents already granted to the Company, the cost of patent applications and accumulated amortization are removed from the accounts and the resulting expense is reflected in the Income Statement.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts payable and accrued expenses. The carrying values of cash, accounts payable and accrued expenses approximate fair value because of their short maturities.

Income Taxes

The Company follows FASB ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Loss Per Share

The Company follows FASB ASC 260, “Earnings per Share”, resulting in the presentation of basic and diluted earnings per share. Because the Company reported a net loss in 2012 and 2011, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Recoverability of Long Lived Assets

The Company follows FASB ASC 360 “Property, Plant, and Equipment”. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset’s carrying amount.

Comprehensive Income

The Company follows FASB ASC 220.10, “Reporting Comprehensive Income.” Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Recently Adopted Accounting Pronouncements

As of December 31, 2012 and for the year then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of December 31, 2012, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company’s financial statements.

Note 2 Management's Plan	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Note 2 Management's Plan

NOTE 2 – MANAGEMENT’S PLANS

The Company currently has a cash position of approximately $3,300,000.  Based upon the current cash position and expenditures of approximately $250,000 per month and no debt service, management believes the Company has sufficient funds currently to finance its operations through April 2014.  In May 2011, the Company signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $13,950,003.  The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement that may be terminated by the Company at any time, without cost or penalty.  Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock.  Additional funding may also be provided by the exercise of outstanding warrants of up to approximately $1,500,000 through September 2013.  With additional capital raised, the Company expects to achieve a level of revenues attractive enough to fulfill its development activities and achieve a level of revenue adequate to support the Company’s business model.  The Company continues to develop and test its next generation Electro-Optic and third-order material platform to support and cultivate potential customers, strategic partners and develop photonic devices.  Management believes the Company’s initial revenue stream will be in prototype devices, application and non-recurring engineering charges, and material charges for specialty non-linear application prior to moving into full commercialization and production.

Note 3 Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 3 Property and Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Equipment consists of the following:

	December 31, 2012	December 31, 2011

Office equipment	$ 12,741	$ 12,816
Lab equipment	388,521	169,028
Furniture	4,061	3,494
Leasehold improvements	28,134	5,368
	433,457	190,706
Less: Accumulated depreciation	132,463	101,955

	$ 300,994	$ 88,751

Depreciation expense for the years ending December 31, 2012 and 2011 was $53,391 and $26,711.

Note 4 Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Note 4 Intangible Assets

NOTE 4 – INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications. The Company has recorded amortization expenses on the Spacer and Chromophore patents granted by the United States Patent and Trademark Office in February 2011, April 2011 and September 2012, which are amortized over its legal life of 20 years and Chromophore patent granted by the Australian Patent Office in November 2012 which is amortized over its legal life of 20 years. Certain patent applications are abandoned by the Company when the claims are covered by patents already granted to the Company. Patent applications abandoned have been written off at full capitalized cost. No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted. Once the patents are granted, the cost of the patents will be amortized over their legal lives, which is generally 20 years.

Patents consists of the following:

	December 31, 2012	December 31, 2011

Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683

	$ 488,526	$ 431,104

Amortization expense for the years ending December 31, 2012 and 2011 was $12,151 and $8,683. Expense for abandoned patents for claims covered by patents already granted to the Company are recorded in research and development expenses and for the years ending December 31, 2012 and 2011 were $13,675 and $0.

Note 5 Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 5 Commitments

NOTE 5 – COMMITMENTS

The Company is obligated under operating leases for laboratory space expiring June 2013 and April 2014.

Aggregate minimum future lease payments under the operating leases are as follows:

YEAR ENDING
DECEMBER 31,	AMOUNT

2013	$ 74,194
2014	23,276

Rent expense approximating $53,563 and $9,910 is included in research and development expenses for the years ended December 31, 2012 and 2011.

Note 6 Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Note 6 Income Taxes

NOTE 6 – INCOME TAXES

As discussed in Note 1, the Company utilizes the asset and liability method of accounting for income taxes in accordance with FASB ASC 740.

The income tax benefit (provision) consists of the following:

	2012	2011

Current	$ (1,563,000)	$ (895,000)
Deferred	(576,000)	(602,000)
Change in valuation allowance	2,139,000	1,497,000

	$ -	$ -

The reconciliation of the statutory federal rate to the Company’s effective Income tax rate is as follows:

	2012		2011

	Amount	%	Amount	%
Income tax benefit at U.S.
federal income tax rate	$ (1,549,000)	(34)	$ (1,184,000)	(34)
State tax, net of federal tax effect	(410,000)	(9)	(313,000)	(9)
Non-deductible share-based compensation	(180,000)	(4)	-	-
Change in valuation allowance	2,139,000	47	1,497,000	43

	$ -	-	$ -	-

The components of deferred tax assets as of December 31, 2012, and December 31, 2011 are as follows:

	2012	2011

Deferred tax asset for NOL carryforwards	$ 8,647,000	$ 7,084,000
Share-based compensation	2,966,000	2,390,000
Accrued expenses	17,000	17,000
Valuation allowance	(11,630,000)	(9,491,000)

	$ -	$ -

The valuation allowance for deferred tax assets as of December 31, 2012 and 2011 was $11,630,000 and $9,491,000, respectively. The change in the total valuation for the years ended December 31, 2012 and 2011 was an increase of $2,139,000 and $1,497,000, respectively. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. The value of the deferred tax assets was offset by a valuation allowance, due to the current uncertainty of the future realization of the deferred tax assets.

As of December 31, 2012, the Company had net operating loss carry forwards of approximately $20,100,000, expiring through the year ending December 31, 2032. This amount can be used to offset future taxable income of the Company.

The timing and manner in which the Company can utilize operating loss carryforwards in any year may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations. Such limitation may have an impact on the ultimate realization of its carryforwards and future tax deductions.

On January 1, 2007, the Company adopted FASB ASC 740.10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination of whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information. The adoption of FASB ASC 740.10 did not require an adjustment to the Company’s financial statements.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2012, the Company had no unrecognized tax benefits and no charge during 2012, and accordingly, the Company did not recognize any interest or penalties during 2012 related to unrecognized tax benefits. There is no accrual for uncertain tax positions as of December 31, 2012.

The Company files U.S. income tax returns and a state income tax return. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2009 and thereafter are subject to examination by the relevant taxing authorities.

Note 7 Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Note 7 Stockholders' Equity

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to our Company’s Articles of Incorporation, our board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of our common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of our business or a takeover from a third party.

Common Stock and Warrants

The stockholders’ deficit at January 1, 2004 has been retroactively restated for the equivalent number of shares received in the reverse acquisition at July 14, 2004 (Note 1) after giving effect to the difference in par value with the offset to additional paid-in-capital.

In July 2004, the Company issued 1,600,000 shares of its common stock for professional services valued at $256,000, fair value.

In August 2004, the Company issued 637,500 shares of its common stock for professional services valued at $75,000, fair value.

In December 2004, the Company converted a note payable of $30,000 into 187,500 shares of common stock at a conversion price of $0.16 per share.

In April 2005, the Company issued 4,000,000 shares of its common stock in a private placement for proceeds of $1,000,000.

On May 4, 2005, the Company converted the notes payable of $499,000 into 3,118,750 shares of common stock at a conversion price of $0.16 per share. An unpaid note payable in the amount of $6,500 has been reflected as a subscription receivable. During 2006, the Company deemed this $6,500 outstanding subscription receivable to be uncollectible.

During August 2005, the Company issued 210,000 shares of common stock for professional services rendered valued at $585,500, fair value. Consulting expense of $375,500 was recognized during 2005, and at December 31, 2005, the remaining balance of $210,000 is reflected as a deferred charge on the balance sheet. During 2006, consulting expense of $210,000 was recognized. This agreement ended in May 2006.

In August 2005, in conjunction with a management services contract with a related party, the Company issued 200,000 shares of common stock valued at $584,000. Management expense of $265,455 was recognized during 2005, and at December 31, 2005, the remaining balance of $318,545 is reflected as a deferred charge in a contra-equity account. During 2006, management expense of $318,545 was recognized. This agreement ended in June 2006.

During May 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.10 in exchange for consulting services. The warrants are exercisable until May 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years. The fair market value of the warrants was $113,250. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $37,000 in 2005. This warrant was cancelled during 2006.

During September 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.00 in exchange for consulting services. The warrants expire in September 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year of the agreement. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years. The fair market value of the warrants was $145,100. The Company recognized consulting expense of $27,014, $36,370, $66,500 and $24,200 for the years ended December 31, 2008, 2007, 2006 and 2005 in conjunction with this agreement. These warrants expired in September 2008.

On October 15, 2005, the Company issued Stock Purchase Warrants to purchase 30,000 shares of common stock at an exercise price of $1.40 in exchange for consulting services. The warrants expire in October 2006 and are exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.15% and expected life of option of one year. The fair market value of the warrants was $15,900. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $15,900 during 2005. These warrants expired in October 2006.

In December 2005, in conjunction with a consulting contract, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share valued at $435,060, fair value. The warrants expire in December 2007 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.41% and expected life of option of two years. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $199,435, and at December 31, 2005, the remaining balance in deferred charges amounted to $235,625. The 300,000 warrants were fully exercised on December 31, 2005 for $75,000. The Company recognized $18,128 and $217,497 in consulting expense in conjunction with this agreement for the years ended December 31, 2007 and 2006, which was cancelled during 2007.

During 2006, the Company issued 850,000 shares of common stock and warrants to purchase 425,000 shares of common stock for proceeds of $425,000 in accordance to a private placement memorandum amended December 18, 2006.  Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprise of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. In November 2007, 400,000 shares of common stock and warrants to purchase 200,000 shares of common stock were rescinded.  As of December 31, 2008, warrants to purchase 210,000 shares of common stock were fully exercised for proceeds of $105,000, and warrants to purchase 15,000 shares expired.

During February 2006, the Company issued 300,000 shares of common stock for professional services rendered valued at $270,000, fair value. The Company recognized consulting expense of $16,875 and $118,125 and legal expense of $16,875 and $118,125 during 2007 and 2006. The contracts expired during 2007. The legal services were provided by a related party.

During May 2006, the Company issued 400,000 shares of common stock for professional services rendered valued at $620,000, fair value. The Company recognized consulting expense of $258,333 and $361,667 during 2007 and 2006, and at December 31, 2006. The contracts expired during 2007.

During June 2006, the Company issued 25,000 shares of common stock to a related party for professional services rendered valued at $36,250, fair value. The Company recognized legal expense of $16,615 and $19,635 during 2007 and 2006, and at December 31, 2006. The contracts expired during 2007.

During November 2006, the Company issued 60,000 shares of common stock for professional services valued at $29,400, fair value. The Company recognized investor relations expense of $25,480 and $3,920 during 2007 and 2006. The contract expired during 2007.

In June 2006, in conjunction with an addendum to an existing consulting contract effective December 2005, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share. The warrants expire in June 2008 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 186%, risk-free interest rate of 4.41% and expected life of option of two years. The fair market value of the warrants was $465,996. During 2007 and 2006, the Company recognized consulting expense of $330,948 and $135,048 in conjunction with this agreement. The contract was cancelled during 2007. The 300,000 warrants were fully exercised on March 12, 2008 for proceeds of $75,000.

During 2006, the Company cancelled a warrant issued during May 2005 to purchase 100,000 shares of the Company’s common stock at an exercise price of $2.10, and issued an option to purchase 500,000 shares of the Company’s common stock at an exercise price of $1 per share and the same option’s expiration and vesting terms were modified during November 2006. This option expired in June 2007. The incremental cost of the modified option was $394,030 and will be expensed over the vesting terms. The Company recognized $17,589 and $406,215 as a consulting expense in 2007 and 2006, which includes $337,290 of the incremental cost of the modified option.

During February 2006, the Company awarded an employee with an option to purchase 200,000 shares of common stock at an exercise price of $1.00 per share under the 2005 Employee Stock Option Plan. These options were valued at $217,628 using the Black-Scholes Option Pricing Formula. The employee compensation expense recognized during 2007 and 2006 is $43,757 and $22,673. In June 2007, the employee was terminated and the vesting ceased. After September 2007, the vested options expired.

During 2006, the Company recognized contributed capital of $35,624 related to the conversion of accrued interest payable.

During 2006, the Company deemed a May 2005 outstanding subscription receivable of $6,500 to be uncollectible.

During 2007, the Company issued 2,482,000 shares of common stock and warrants to purchase 1,241,000 shares of common stock for proceeds of $1,241,000 in accordance to a private placement memorandum amended December 18, 2006. Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. For the six month ending June 30, 2009, the remaining 600,000 outstanding warrants expired.

During 2007, the Company issued 1,767,540 shares of common stock and warrants to purchase 883,770 shares of common stock for proceeds of $1,060,524 in accordance to a private placement memorandum issued on October 3, 2007. Pursuant to the terms of the offering, up to 20 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, 416,000 and 82,770 warrants were exercised, respectively. For the year ending December 31, 2009, the remaining 385,000 outstanding warrants expired.

During 2007, as previously described, a shareholder that was issued 400,000 shares of the Company’s common stock and a warrant to purchase 200,000 shares of common stock at $0.50 per share rescinded his shares and warrant.

During February 2007, the Company issued 151,785 shares of common stock for investor relations services valued at $106,250, fair value, which was recorded as a deferred charge and amortized over one year, the term of the services contract. During 2007, the Company recognized $97,396 in investor relations expense. During 2008, the Company recognized $8,854 in investor relations expense. This contract expired in February 2008.

During February 2007, the Company terminated its then CEO. The option to purchase 56,000 shares of common stock that was recorded as deferred charges of $42,730 were not vested and were forfeited. The option to purchase 444,000 shares of common stock that were vested expired during 2007.

During March 2007, the Company issued 1,000,000 shares of common stock to a related party for management consulting services valued at $580,000, fair value. During April 2007, the Company issued 500,000 warrants as an addendum to the original contract for management consulting services valued at $348,000, fair value. This contract was recorded as a contra-equity deferred charges account and is amortized over one year, the term of the contract. Management consulting expense recognized during 2008 and 2007 is $154,667 and $773,333. This contract was renewed in March, 2008. In December 2010, the warrant was partially exercised to purchase 100,000 shares of common stock for proceeds of $25,000. In April 2012, the warrant was exercised to purchase the remaining 400,000 shares of common stock for proceeds of $100,000.

During April 2007, the Company issued 100,000 shares of common stock for legal services to a related party valued at $35,000, fair value, to settle $29,708 of accounts payable and as payment for $5,292 of legal services incurred in April 2007.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $102,000, fair value to a related party. During 2007 the Company recognized $102,000 in investor relation expense.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $135,000, fair value. During 2007, the Company recognized $135,000 in investor relations expense.

During November 2007, the Company issued 400,000 shares of common stock under the 2007 Stock Option Plan to the acting Chief Executive Officer for services rendered valued at $288,000, fair value. The Company recognized $288,000 in consulting expense during 2007.

During March 2007, the Company issued a warrant to purchase 100,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrant was valued at $63,065 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $10,885 and $52,180. In April 2010, the warrant was exercised to purchase 100,000 shares of common stock for proceeds of $25,000.

During April 2007, the Company issued warrants to purchase 900,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrants were valued at $604,416 using the Black-Scholes Option Pricing Formula and expensed over the life of the contracts associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $170,451 and $433,966. In July 2008, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $5,000. In April 2010, the warrant was partially exercised to purchase 380,000 shares of common stock for proceeds of $95,000. In April 2012, the warrant was exercised to purchase the remaining 500,000 shares of common stock for proceeds of $125,000.

During May 2007, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrant was valued at $84,390 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $31,444 and $52,946. In April 2010, the warrant was exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

During October 2007, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.25 per share for accounting services rendered. The warrant was valued at $61,449 using the Black-Scholes Option Pricing Formula expiring in two years. The Company recognized $61,449 in accounting expense during 2007. For the year ending December 31, 2009, the warrant expired.

During October 2007, the Company issued a warrant to purchase 67,200 shares of common stock at a purchase price of $0.25 per share for consulting services rendered. The warrant was valued at $52,292 using the Black-Scholes Option Pricing Formula. During 2007, the Company recognized $52,292 in consulting expense. In October 2010, the warrant was exercised to purchase 67,200 shares of common stock for proceeds of $16,800.

During December 2007, the Company issued a warrant to purchase 25,000 shares of common stock at a purchase price of $0.50 per share for accounting services rendered. The warrant was valued at $13,646 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract, which is one year. The Company recognized $12,487 and $1,159 in consulting expense during 2008 and 2007. In June 2010, the warrant was exercised to purchase 25,000 shares of common stock for proceeds of $12,500.

During November 2007, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 1,752,000 shares of common stock at a purchase price of $0.72 per share. The options were valued at $1,045,077 using the Black-Scholes Option Pricing Formula. The options expire in 5 years with 146,000 shares vesting each quarter from date of grant. During 2008, an option to purchase 750,000 shares of common stock, of which 125,000 shares were vested, forfeited. In November 2012, the remaining options were extended to November 2014. The option extensions were valued at $266,710 using the Black-Scholes Option Pricing Formula and vest immediately. The options are expensed over the vesting terms. The consulting expense recognized during 2011, 2010, 2009, 2008 and 2007 is $0, $174,866, $199,233, $286,803 and $41,653. For the year ending December 31, 2012 and 2011, the Company recognized $266,710 and $0 of expense. The options are still outstanding as of December 31, 2012.

In January 2008, under the 2007 Employee Stock Option Plan, the Company issued an option to purchase 100,000 shares of common stock at a purchase price of $0.72 per share. The option was valued at $59,490, fair value, using the Black-Scholes Option Pricing Formula vesting 25,000 immediately and the remaining in annual equal installments of 25,000. In November 2012, the option was extended to January 2015. The option extension was valued at $25,420 using the Black-Scholes Option Pricing Formula and vest immediately. The option is expensed over the vesting terms. The expense recognized during 2011, 2010, 2009 and 2008 is $285, $14,873, $13,582 and $30,750. For the year ending December 31, 2012 and 2011, the Company recognized $25,420 and $285 of expense. The option is still outstanding as of December 31, 2012.

During 2008, the Company issued 690,001 shares of common stock and warrants to purchase 345,001 shares of common stock for proceeds of $414,000 in accordance to a private placement memorandum issued on October 3, 2007. Pursuant to the terms of the offerings, up to 25 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, the warrant was partially exercised to purchase 25,834 and 20,000 shares of common stock for proceeds of $25,834 and $20,000. In April 2010, the warrant was partially exercised to purchase 282,500 shares of common stock for proceeds of $282,500. During the six month ending June 30, 2010, the remaining warrants to purchase 16,667 shares of common stock expired.

During March 2008, the Company issued a warrant to purchase 400,000 shares of common stock as an addendum to the original contract for management consulting services provided by a related party, valued at $332,000, fair value using Black-Scholes Option Pricing Formula, vesting immediately. This contract was recorded as a contra-equity deferred charges account and is amortized over one year beginning February 28, 2008, the term of the contract. For the year ending December 31, 2009 and 2008, the Company recognized $55,330 and $276,670 of management consulting expense. In January 2009, the warrant was fully exercised to purchase 400,000 shares of common stock for proceeds of $400.

During March 2008, the Company issued 100,000 shares of common stock for legal services to a related party valued at $75,000, fair value. The Company recognized $75,000 of legal expense for the year ending December 31, 2008.

During April 2008, the Company issued a warrant to purchase 600,000 shares of common stock at a purchase price of $0.73 per share for consulting services rendered. The warrant was valued at $976,193, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately. For the year ended December 31, 2008, the Company recognized $976,193 in consulting expense. The warrant is still outstanding as of December 31, 2012.

In July 2008, the Company issued options to purchase 200,000 shares of common stock at a purchase price of $1.75 per share to members of the board of directors, under the 2007 Employee Stock Option Plan. Using the Black-Scholes Option Pricing Formula, the options were valued at $296,247, fair value, vesting 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. In November 2012, the option was extended to July 2015. The option extension was valued at $58,904 using the Black-Scholes Option Pricing Formula and vest immediately. The expense is being recognized based on vesting terms over a three year period. The expense recognized during 2011, 2010, 2009 and 2008 is $39,829, $74,061, $67,840 and $114,519. For the year ending December 31, 2012 and 2011, the Company recognized $58,904 and $39,829 of expense. The options are still outstanding as of December 31, 2012.

In August 2008, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 550,000 and 1,050,000 shares of common stock at a purchase price of $1.42 and $1.75 per share to members of the board of directors and the Chief Executive Officer, vesting 212,500 immediately and the remaining in annual equal installments of 112,500 over the next three years and vesting in quarterly equal installments of 87,500 commencing November 1, 2008, respectively. The options were valued at $2,176,201, fair value, using the Black-Scholes Option Pricing Formula. In November 2012, the options were extended to August 2015 and July 2015, respectively. The option extensions were valued at $450,797 using the Black-Scholes Option Pricing Formula and vest immediately. The options are expensed over the vesting terms. The expense recognized during 2011, 2010, 2009 and 2008 is $383,881, $643,812, $623,246 and $525,263. For the year ending December 31, 2012 and 2011, the Company recognized $450,797 and $383,881 of expense. The options are still outstanding as of December 31, 2012.

In August 2008, the Company issued 200,000 shares of common stock under the 2007 Stock Option Plan to its new Chief Executive Officer as part of the employment agreement valued at $360,000, fair value. The Company recognized $360,000 in consulting expense for the year ending December 31, 2008.

In 2008, January through August warrant holders exercised warrants to purchase 270,000 shares at $0.50 per share for proceeds of $135,000.

On October 28, 2008, the Company’s board of directors authorized the Company to raise up to $600,000 of capital through an ‘Adjusted Common Stock Offering’ to certain warrant holders. This offering provided eligible warrant holders with the opportunity to purchase four (4) shares of common stock for each dollar invested pursuant to their existing warrant agreement. As of December 31, 2008, warrants to purchase 641,080 shares of common stock were exercised with proceeds of $160,270. For the three month period ending March 31, 2009, warrants to purchase 1,279,336 shares of common stock were exercised with proceeds of $319,834. In January 2009, the term of the 2008 Adjusted Common Stock offering was extended until January 31, 2009.

In November 2008, the Company issued an option to purchase 250,000 shares of common stock under the 2007 Stock Option Plan at a purchase price of $.65 per share to a new member of its board of directors. Using the Black-Scholes Option Pricing Formula, the options were valued at $125,911, fair value, vesting 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. The expense is being recognized based on vesting terms over a three year period. The expense recognized during 2011, 2010, 2009 and 2008 is $26,648, $31,478, $61,346 and $6,439. In January 2012, the option was exercised to purchase 250,000 shares of common stock for proceeds of $162,500.

In January 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.25 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $13,136, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $13,136. In May 2010, the option was partially exercised to purchase 15,000 shares of common stock for proceeds of $3,750. As of December 31, 2012, options to purchase 10,000 shares of common stock are still outstanding.

During January 2009, the Company issued 100,000 shares of common stock to an officer, under the 2007 Stock Option Plan, for services rendered valued at $58,000, fair value.

During January 2009, the Company issued 100,000 shares of common stock for legal services to a related party valued at $25,000, to settle accounts payable for $10,000 and $15,000 for legal services.

During January 2009, the officers, directors, and employees of the Company were each given the right to purchase from the Company’s 2007 Employee Stock Plan up to 40,000 shares of common stock at a purchase price of $.25 per share, 400,000 shares in the aggregate, all of which were valued at $132,058, fair value using the Black-Scholes Option Pricing Formula. The rights to purchase vested immediately. A total of 180,550 shares were purchased pursuant to the rights to purchase with total proceeds of $35,138 and a common stock receivable of $10,000 which was paid in May, 2009. The rights to purchase the remaining 219,450 shares expired on January 31, 2009.

At December 31, 2008 the Company had accrued officer salaries and payroll taxes of $98,205. On February 19, 2009, two officers, who are also shareholders, agreed to waive their rights to unpaid wages and salary amounting to $52,129. Accordingly in the first quarter 2009, the accrued expense was adjusted from $98,205 to $42,088 with the $52,129 treated as contributed capital and $3,988 reversed from payroll taxes.

In February 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.45 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $9,583, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $9,583. The options are still outstanding as of December 31, 2012.

During June 2009, in accordance to private placement memorandum, the Company issued 2,479,500 shares of common stock for proceeds of $855,000 dated June 10, 2009. Pursuant to the terms of the offering, up to 18 units were offered at the offering price of $50,000 per unit, with each unit comprised of 145,000 shares to purchase at $0.34 per share.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered. The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months. The warrant expires in 5 years. The expense is being recognized based on service terms of the agreement over a twenty two month period. The expense recognized during 2010 and 2009 is $213,459 and $177,883. In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. In February 2012, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900. As of December 31, 2012, warrants to purchase 434,000 shares of common stock are still outstanding.

In June 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.34 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $21,085, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $21,085. The option is still outstanding as of December 31, 2012.

During June 2009, the Company issued 145,000 shares of common stock for legal services to a related party valued at $50,000, to settle accounts payable for $35,000 and $15,000 for legal services.

During June 2009, the Company issued 116,000 shares of common stock for accounting services valued at $40,000, fair value. The Company recognized $40,000 of accounting expense for the year ending December 31, 2009.

During July 2009, the Company issued 100,000 shares of common stock for investor relation services valued at $75,000, fair value vesting 25,000 shares each quarter commencing July 1, 2009. The investor relation expense recognized during 2010 and 2009 is $37,500 and $37,500.

In January 2010, the Company issued a warrant to purchase 650,000 shares of common stock at a purchase price of $1.51 per share to a new member of its board of directors serving as the Company’s full-time non-executive chair of the board of directors. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $1,188,000, fair value, vesting 162,500 immediately and the remaining in annual equal installments of 162,500 over the next three years. The warrant expires in 5 years. During 2011, the warrant to purchase 650,000 shares of common stock, of which 487,500 shares were vested, forfeited. The expense recognized during 2011 and 2010 is $306,765 and $580,167. The warrant to purchase 487,500 shares of common stock is still outstanding as of December 31, 2012.

In March 2010, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $279,045, fair value, vesting immediately. The warrant expires in 3 years. The consulting expense recognized during 2011 and 2010 is $64,983 and $214,063. In June and July 2010, the warrant was fully exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

In June 2010, an employee was granted with an option to purchase up to 100,000 shares of common stock at a purchase price of $1.50 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $131,075, fair value. These options expire in 5 years and vest in equal installments of 12,500 over the next two years commencing August 1, 2010. The expense recognized during 2011 and 2010 is $65,447 and $27,434. For the year ending December 31, 2012 and 2011, the Company recognized $38,194 and $65,447 of expense. The options are still outstanding as of December 31, 2012.

During 2010, the Company issued 1,500,000 shares of common stock and warrants to purchase 375,000 shares of common stock with 156,250 warrants expiring September 2011 and 218,750 warrants expiring December 2011 for proceeds of $1,500,000 in accordance to a private placement memorandum as amended on September 14, 2010. Pursuant to the terms of the offerings, up to 30 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 50,000 shares and a warrant to purchase 12,500 shares of common stock at $1.25 per share. During September 2011, all warrants were extended one year expiring September 2012 and December 2012. During August 2012, all warrants were extended six months expiring March 2013 and June 2013. In January 2012, the warrant was partially exercised to purchase 40,000 shares of common stock for proceeds of $50,000. The remaining warrants to purchase 335,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2012.

Effective July 8, 2010, the number of shares of the Company’s common stock available for issuance under the 2007 Employee Stock plan was increased from 3,500,000 to 6,500,000 shares.

During August 2010, the Company issued 4,800 shares of common stock for investor relations services valued at $6,000, fair value. The Company recognized $6,000 of investor relations expense for the year ending December 31, 2010.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 250,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at $283,787, fair value. These options expire in 5 years with 125,000 vesting on December 13, 2010 and 125,000 vesting on June 13, 2011. The expense recognized during 2011 and 2010 is $127,080 and $156,707. The options are still outstanding as of December 31, 2012.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 35,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at $39,730, fair value. These options expire in 5 years and vest on December 13, 2010. The expense recognized during 2010 is $39,730. The options are still outstanding as of December 31, 2012.

In November 2010, the board of directors approved a grant to three outside directors of options to purchase up to 300,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $340,545, fair value. These options expire in 5 years and vest 75,000 on December 13, 2010 and the remaining in equal annual installments of 75,000 over the next three years commencing November 4, 2011. The expense recognized during 2011 and 2010 is $85,056 and $89,565. For the year ending December 31, 2012 and 2011, the Company recognized $85,290 and $85,056 of expense. The options are still outstanding as of December 31, 2012.

In November 2010, 5,000 shares of common stock were issued for investor relation services valued at $4,650, fair value. The Company recognized $4,650 of investor relations expense for the year ending December 31, 2010.

During December 2010, the Company issued 10,000 shares of common stock for investor relations services valued at $12,000, fair value. The Company recognized $12,000 of investor relations expense for the year ending December 31, 2010.

In January 2011, the Company issued a warrant to a related party to purchase 10,000 shares of common stock for legal services at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $10,453, fair value. These warrants expire in 3 years and vest immediately. The expense recognized during 2011 is $10,453. The warrants are still outstanding as of December 31, 2012.

In January 2011, the Company issued a warrant to purchase 25,000 shares of common stock for research and development at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $26,132, fair value. These warrants expire in 3 years and vest immediately. The consulting expense recognized during 2011 is $26,132. During April 2012 the warrant was voided.

During March 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value. The Company recognized $14,500 of investor relations expense for the year ending December 31, 2011.

During April 2011, the Company issued warrants to purchase 150,000 shares of common stock at a purchase price of $1.18 per share for accounting services rendered commencing January 1, 2011. The warrant was valued at $146,425 using the Black-Scholes Option Pricing Formula, vesting 37,500 immediately and the remaining on equal monthly installments of 9,375 over the next twelve months expiring in 5 years. The expense is being recognized based on service terms of the agreement over a sixteen month period. The accounting expense recognized during 2011 is $109,820. For the year ending December 31, 2012 and 2011, the Company recognized $36,605 and $109,820 of expense. The warrants are still outstanding as of December 31, 2012.

In May 2011, the board of directors approved a grant to a new outside director of an option to purchase up to 200,000 shares of common stock at a purchase price of $1.12 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $193,686, fair value. The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. The option is expensed over the vesting terms. The expense recognized during 2011 is $79,702. For the year ending December 31, 2012 and 2011, the Company recognized $48,510 and $79,702 of expense. As of December 31, 2012, options to purchase 200,000 shares of common stock are still outstanding.

In May 2011, the Company has signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor. The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor. The Company has issued 150,830 shares of common stock to the institutional investor as an initial commitment fee valued at $162,896, fair value and 301,659 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement. During June, 2011 through December, 2012, the institutional investor purchased 3,724,285 shares of common stock for proceeds of $5,049,999. The Company issued 76,177 shares of common stock as additional commitment fee, valued at $134,283, fair value, leaving 225,482 in reserve for additional commitment fees. For the year ending December 31, 2012, the institutional investor purchased 3,539,100 shares of common stock for proceeds of $4,849,999 and the Company issued 73,160 shares of common stock as additional commitment fee, valued at $130,813, fair value.

During June 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $10,400, fair value. The Company recognized $10,400 of investor relations expense for the year ending December 31, 2011.

In August 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $123,241, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning November 1, 2011. The expense recognized during 2011 is $17,204. For the year ending December 31, 2012 and 2011, the Company recognized $41,156 and $17,204 of expense. As of December 31, 2012, options to purchase 150,000 shares of common stock are still outstanding.

During September 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value. The Company recognized $14,500 of investor relations expense for the year ending December 31, 2011.

During 2011, the Company issued 2,018 shares of common stock to a director serving as a member of the Company’s Operations Committee valued at $2,163, fair value. The Company recognized $2,163 of expense for the year ending December 31, 2011.

During 2011, the Company issued 1,000,000 shares of common stock and warrants to purchase 1,000,000 shares of common stock expiring September 2013 for proceeds of $1,000,000 in accordance to a private placement memorandum dated August 26, 2011. Pursuant to the terms of the offerings, up to 4 units were offered at the purchase price of $250,000 per unit, with each unit comprised of 250,000 shares and a warrant to purchase 125,000 shares of common stock at $1.00 per share and a warrant to purchase 125,000 shares of common stock at $1.25 per share. The warrants to purchase 500,000 shares of common stock at $1.00 and the warrants to purchase 500,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2012.

In November 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $0.63 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $78,764, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning February 1, 2012. The expense recognized during 2011 is $4,384. For the year ending December 31, 2012 and 2011, the Company recognized $26,304 and $4,384 of expense. As of December 31, 2012, options to purchase 150,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to the member of its board of directors serving as the Company’s non-executive chair of the board of directors of an option to purchase up to 250,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $205,197, fair value. The option expires in 5 years and vests 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. The expense recognized during 2011 is $53,124. For the year ending December 31, 2012 and 2011, the Company recognized $51,392 and $53,124 of expense. As of December 31, 2012, options to purchase 250,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 150,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $158,415, fair value. The warrant expires in 5 years and vests 37,500 immediately and the remaining in annual equal monthly installments of 9,375 over the next year. The expense recognized during 2011 is $1,288. For the year ending December 31, 2012 and 2011, the Company recognized $157,127 and $1,288 of expense. As of December 31, 2012, warrants to purchase 150,000 shares of common stock are still outstanding.

During February 2012, the Company issued 1,406 shares of common stock to a director serving as a member of the Company’s Operations Committee valued at $1,607, fair value. For the year ending December 31, 2012, the Company recognized $1,607 of expense.

In March 2012, the board of directors approved a grant to an employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $168,909, fair value. The option expires in 10 years and vests 25,000 immediately and the remaining vest 25,000 in six months, nine months and twelve months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $139,755 of expense. As of December 31, 2012, option to purchase 100,000 shares of common stock are still outstanding.

In March 2012, the board of directors approved a grant to an employee of an option to purchase up to 25,000 shares of common stock at a purchase price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $42,227, fair value. The option expires in 10 years with 12,500 vesting immediately and 12,500 vesting in six months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $42,227 of expense. As of December 31, 2012, option to purchase 25,000 shares of common stock are still outstanding.

In March 2012, the Company issued a warrant to purchase up to 10,000 shares of common stock for legal services at an exercise price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $13,709, fair value. These warrants expire in 5 years and vest immediately and are being expensed over the service period. For the year ending December 31, 2012, the Company recognized $13,709 of expense. As of December 31, 2012, warrant to purchase 10,000 shares of common stock are still outstanding.

In May, 2012, the board of directors appointed its current Non-Executive Chairman of the board of directors as its new Chief Executive Officer and Executive Chairman of the board of directors and approved a grant of an option to purchase up to 500,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $613,805, fair value. The option expires in 10 years and vests quarterly over one year in equal installments of 125,000 shares per quarter commencing on date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $462,455 of expense. As of December 31, 2012, option to purchase 500,000 shares of common stock are still outstanding.

During May 2012, the Company issued warrants to purchase 100,000 shares of common stock at a purchase price of $1.20 per share for accounting services rendered commencing May 1, 2012. The warrant was valued at $97,386 using the Black-Scholes Option Pricing Formula, vesting in thirteen monthly installments with 3,846 vesting at the beginning of each of the succeeding twelve months commencing June 1, 2012 and 3,848 the thirteenth month expiring in 5 years. The expense is being recognized based on service terms of the agreement over a fourteen-month period. For the year ending December 31, 2012, the Company recognized $55,648 of expense. As of December 31, 2012, warrants to purchase 100,000 shares of common stock are still outstanding.

In June 2012, the board of directors appointed a new member of the board of directors and approved a grant of an option to purchase up to 200,000 shares of common stock at a purchase price of $0.90 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $145,150, fair value. The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $56,568 of expense. As of December 31, 2012, option to purchase 200,000 shares of common stock are still outstanding.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $0.925 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $74,486, fair value. The option expires in 5 years with 12,500 vesting every three months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $15,611 of expense. As of December 31, 2012, option to purchase 100,000 shares of common stock are still outstanding.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 50,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $37,486, fair value. The option expires in 5 years with 6,250 vesting every three months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $7,137 of expense. As of December 31, 2012, option to purchase 50,000 shares of common stock are still outstanding.

Effective August 24, 2012, the number of shares of the Company’s common stock available for issuance under the 2007 Employee Stock plan was increased from 6,500,000 to 8,000,000 shares.

In December 2012, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 125,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $97,692, fair value. The warrant expires in 5 years with 31,256 vesting immediately and 7,812 vesting every month from date of grant. The warrant is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $28,237 of expense. As of December 31, 2012, warrant to purchase 125,000 shares of common stock is still outstanding.

Note 8 Stock Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Note 8 Stock Compensation

NOTE 8 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2012 and 2011: no dividend yield in both years, expected volatility, based on the Company’s historical volatility, between 77% and 217% in 2012 and between 115% and 125% in 2011, risk-free interest rate between 0.13% and 2.26% in 2012 and between 0.82% and 2.15% in 2011 and expected option life of two to ten years in 2012 and three to five years in 2011.

As of December 31, 2012, there was $829,247 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through December 2014.

The following tables summarize all stock option and warrant activity of the Company since December 31, 2004:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2004	-	$ -	$ -

Granted	680,000	$0.25 - $2.10	$ 0.99
Exercised	(300,000)	$ 0.25	$ 0.25

Outstanding, December 31, 2005	380,000	$1.40 - $2.10	$ 0.68

Granted	1,425,000	$0.25 - $1.00	$ 0.70
Cancelled	(260,000)	$1.40 - $2.10	$ (0.48)
Expired	(70,000)	$1.40 - $2.00	$ (0.12)

Outstanding, December 31, 2006	1,475,000	$0.25 - $2.00	$ 0.83

Granted	5,768,971	$0.25 - $0.72	$ 0.48
Rescinded	(200,000)	$ 0.50	$ 0.50
Forfeited	(125,019)	$ 1.00	$ 1.00
Expired	(574,981)	$ 1.00	$ 1.00

Outstanding, December 31, 2007	6,343,971	$0.25 - $2.00	$ 0.48

Granted	3,495,001	$0.001 - $1.75	$ 1.16
Expired	(115,000)	$0.50 - $2.00	$ 0.07
Forfeited	(750,000)	$ 0.72	$ 0.72
Exercised	(807,770)	$0.25 - $0.50	$ 0.53

Outstanding, December 31, 2008	8,166,202	$0.001 - $1.75	$ 0.79

Granted	939,000	$0.25 - $0.45	$ 0.30
Expired	(1,304,451)	$0.25 - $1.00	$ 0.59
Forfeited	-
Exercised	(1,488,384)	$0.001 - $1.00	$ 0.20

Outstanding, December 31, 2009	6,312,367	$0.25 - $1.75	$ 0.71

Granted	1,860,000	$0.25 - $1.51	$ 1.20
Expired	(16,667)	$ 1.00	$ 1.00
Forfeited	-	-	-
Exercised	(1,279,700)	$0.25 - $1.00	$ 0.42

Outstanding, December 31, 2010	6,876,000	$0.25 - $1.75	$ 1.01

Granted	2,085,000	$0.63 - $1.30	$ 1.09
Expired	-	-	-
Forfeited	(162,500)	$ 1.51	$ 1.51
Exercised	-	-	-

Outstanding, December 31, 2011	8,798,500	$0.25 - $1.75	$ 1.02

Granted	1,210,000	$0.90 - $1.69	$ 1.19
Expired	(25,000)	$ 1.25	$ 1.25
Forfeited		-	-
Exercised	(1,210,000)	$0.25 - $1.25	$ 0.37

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$ 1.13

Exercisable, December 31, 2012	7,714,850	$0.25 - $1.75	$ 1.15

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2012	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,714,850	2.71	$ 1.15

Note 9 Related Party	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Note 9 Related Party	NOTE 9 – RELATED PARTY At December 31, 2012 and 2011 the Company has accrued salaries to officers and two beneficial owners of $48,650 and $47,588.

Note 10 Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Note 10 Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

During January 2013, warrants for 600,000 shares issued in April 2008 at an exercise price of $0.73 and an expiration date of April 2013 were amended to 400,000 shares at an exercise price of $0.73 expiring October 2013 and 200,000 shares were rescinded.

During February, 2013 through March, 2013, the institutional investor under the Company’s May 2011 agreement purchased 911,385 shares of common stock for proceeds of $1,000,000. The Company issued 15,085 shares of common stock as additional commitment fee, valued at $19,550, fair value.

In March 2013, a new employee was granted an option to purchase up to 75,000 shares of common stock at an exercise price of $1.16 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at $81,076, fair value. These options expire in 10 years and 9,375 shares vest quarterly commencing June 1, 2013. The option will be expensed over the vesting terms.

On March 12, 2013, the Company entered into an agreement with EM Photonics to co-develop an advanced telecom modulator.

During March 2013, the warrants issued under the July 2010 private placement memorandum as amended in September 2010, were extended three months with 156,250 warrants expiring on June 30, 2013 and 178,750 warrants expiring on September 8, 2013.

Note 1 Financial Statements (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates.

Cash Equivalents

Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid instruments with maturities of three months or less at the time of purchase to be cash equivalents.

Concentration of Risk

Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash. At December 31, 2012, the Company did not have deposits with a financial institution that exceed the FDIC deposit insurance coverage.

Property and Equipment

Property and Equipment

Equipment is stated at cost. Depreciation is principally provided by use of straight-line methods for financial and tax reporting purposes over the estimated useful lives of the assets, generally 5 years. When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Income Statement.

Recoverability of Long Lived Assets

The Company follows FASB ASC 360 “Property, Plant, and Equipment”. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset’s carrying amount.

Intangible Assets

Intangible Assets

Definite-lived intangible assets are stated at cost. Patents are amortized over their estimated useful lives, generally 20 years. When certain patent applications are abandoned by the Company for claims that are covered by patents already granted to the Company, the cost of patent applications and accumulated amortization are removed from the accounts and the resulting expense is reflected in the Income Statement.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts payable and accrued expenses. The carrying values of cash, accounts payable and accrued expenses approximate fair value because of their short maturities.

Income Taxes

Income Taxes

The Company follows FASB ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Loss Per Share

Loss Per Share

The Company follows FASB ASC 260, “Earnings per Share”, resulting in the presentation of basic and diluted earnings per share. Because the Company reported a net loss in 2012 and 2011, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Comprehensive Income

Comprehensive Income

The Company follows FASB ASC 220.10, “Reporting Comprehensive Income.” Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Recently Issued and Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

As of December 31, 2012 and for the year then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of December 31, 2012, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company’s financial statements.

Note 2 Management's Plan (Policies)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Management's Plan

NOTE 2 – MANAGEMENT’S PLANS

The Company currently has a cash position of approximately $3,300,000.  Based upon the current cash position and expenditures of approximately $250,000 per month and no debt service, management believes the Company has sufficient funds currently to finance its operations through April 2014.  In May 2011, the Company signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $13,950,003.  The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement that may be terminated by the Company at any time, without cost or penalty.  Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock.  Additional funding may also be provided by the exercise of outstanding warrants of up to approximately $1,500,000 through September 2013.  With additional capital raised, the Company expects to achieve a level of revenues attractive enough to fulfill its development activities and achieve a level of revenue adequate to support the Company’s business model.  The Company continues to develop and test its next generation Electro-Optic and third-order material platform to support and cultivate potential customers, strategic partners and develop photonic devices.  Management believes the Company’s initial revenue stream will be in prototype devices, application and non-recurring engineering charges, and material charges for specialty non-linear application prior to moving into full commercialization and production.

Note 7 Stockholders' Equity (Policies)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to our Company’s Articles of Incorporation, our board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of our common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of our business or a takeover from a third party.

Common Stock and Warrants

The stockholders’ deficit at January 1, 2004 has been retroactively restated for the equivalent number of shares received in the reverse acquisition at July 14, 2004 (Note 1) after giving effect to the difference in par value with the offset to additional paid-in-capital.

In July 2004, the Company issued 1,600,000 shares of its common stock for professional services valued at $256,000, fair value.

In August 2004, the Company issued 637,500 shares of its common stock for professional services valued at $75,000, fair value.

In December 2004, the Company converted a note payable of $30,000 into 187,500 shares of common stock at a conversion price of $0.16 per share.

In April 2005, the Company issued 4,000,000 shares of its common stock in a private placement for proceeds of $1,000,000.

On May 4, 2005, the Company converted the notes payable of $499,000 into 3,118,750 shares of common stock at a conversion price of $0.16 per share. An unpaid note payable in the amount of $6,500 has been reflected as a subscription receivable. During 2006, the Company deemed this $6,500 outstanding subscription receivable to be uncollectible.

During August 2005, the Company issued 210,000 shares of common stock for professional services rendered valued at $585,500, fair value. Consulting expense of $375,500 was recognized during 2005, and at December 31, 2005, the remaining balance of $210,000 is reflected as a deferred charge on the balance sheet. During 2006, consulting expense of $210,000 was recognized. This agreement ended in May 2006.

In August 2005, in conjunction with a management services contract with a related party, the Company issued 200,000 shares of common stock valued at $584,000. Management expense of $265,455 was recognized during 2005, and at December 31, 2005, the remaining balance of $318,545 is reflected as a deferred charge in a contra-equity account. During 2006, management expense of $318,545 was recognized. This agreement ended in June 2006.

During May 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.10 in exchange for consulting services. The warrants are exercisable until May 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years. The fair market value of the warrants was $113,250. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $37,000 in 2005. This warrant was cancelled during 2006.

During September 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.00 in exchange for consulting services. The warrants expire in September 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year of the agreement. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years. The fair market value of the warrants was $145,100. The Company recognized consulting expense of $27,014, $36,370, $66,500 and $24,200 for the years ended December 31, 2008, 2007, 2006 and 2005 in conjunction with this agreement. These warrants expired in September 2008.

On October 15, 2005, the Company issued Stock Purchase Warrants to purchase 30,000 shares of common stock at an exercise price of $1.40 in exchange for consulting services. The warrants expire in October 2006 and are exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.15% and expected life of option of one year. The fair market value of the warrants was $15,900. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $15,900 during 2005. These warrants expired in October 2006.

In December 2005, in conjunction with a consulting contract, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share valued at $435,060, fair value. The warrants expire in December 2007 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.41% and expected life of option of two years. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $199,435, and at December 31, 2005, the remaining balance in deferred charges amounted to $235,625. The 300,000 warrants were fully exercised on December 31, 2005 for $75,000. The Company recognized $18,128 and $217,497 in consulting expense in conjunction with this agreement for the years ended December 31, 2007 and 2006, which was cancelled during 2007.

During 2006, the Company issued 850,000 shares of common stock and warrants to purchase 425,000 shares of common stock for proceeds of $425,000 in accordance to a private placement memorandum amended December 18, 2006.  Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprise of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. In November 2007, 400,000 shares of common stock and warrants to purchase 200,000 shares of common stock were rescinded.  As of December 31, 2008, warrants to purchase 210,000 shares of common stock were fully exercised for proceeds of $105,000, and warrants to purchase 15,000 shares expired.

During February 2006, the Company issued 300,000 shares of common stock for professional services rendered valued at $270,000, fair value. The Company recognized consulting expense of $16,875 and $118,125 and legal expense of $16,875 and $118,125 during 2007 and 2006. The contracts expired during 2007. The legal services were provided by a related party.

During May 2006, the Company issued 400,000 shares of common stock for professional services rendered valued at $620,000, fair value. The Company recognized consulting expense of $258,333 and $361,667 during 2007 and 2006, and at December 31, 2006. The contracts expired during 2007.

During June 2006, the Company issued 25,000 shares of common stock to a related party for professional services rendered valued at $36,250, fair value. The Company recognized legal expense of $16,615 and $19,635 during 2007 and 2006, and at December 31, 2006. The contracts expired during 2007.

During November 2006, the Company issued 60,000 shares of common stock for professional services valued at $29,400, fair value. The Company recognized investor relations expense of $25,480 and $3,920 during 2007 and 2006. The contract expired during 2007.

In June 2006, in conjunction with an addendum to an existing consulting contract effective December 2005, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share. The warrants expire in June 2008 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 186%, risk-free interest rate of 4.41% and expected life of option of two years. The fair market value of the warrants was $465,996. During 2007 and 2006, the Company recognized consulting expense of $330,948 and $135,048 in conjunction with this agreement. The contract was cancelled during 2007. The 300,000 warrants were fully exercised on March 12, 2008 for proceeds of $75,000.

During 2006, the Company cancelled a warrant issued during May 2005 to purchase 100,000 shares of the Company’s common stock at an exercise price of $2.10, and issued an option to purchase 500,000 shares of the Company’s common stock at an exercise price of $1 per share and the same option’s expiration and vesting terms were modified during November 2006. This option expired in June 2007. The incremental cost of the modified option was $394,030 and will be expensed over the vesting terms. The Company recognized $17,589 and $406,215 as a consulting expense in 2007 and 2006, which includes $337,290 of the incremental cost of the modified option.

During February 2006, the Company awarded an employee with an option to purchase 200,000 shares of common stock at an exercise price of $1.00 per share under the 2005 Employee Stock Option Plan. These options were valued at $217,628 using the Black-Scholes Option Pricing Formula. The employee compensation expense recognized during 2007 and 2006 is $43,757 and $22,673. In June 2007, the employee was terminated and the vesting ceased. After September 2007, the vested options expired.

During 2006, the Company recognized contributed capital of $35,624 related to the conversion of accrued interest payable.

During 2006, the Company deemed a May 2005 outstanding subscription receivable of $6,500 to be uncollectible.

During 2007, the Company issued 2,482,000 shares of common stock and warrants to purchase 1,241,000 shares of common stock for proceeds of $1,241,000 in accordance to a private placement memorandum amended December 18, 2006. Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. For the six month ending June 30, 2009, the remaining 600,000 outstanding warrants expired.

During 2007, the Company issued 1,767,540 shares of common stock and warrants to purchase 883,770 shares of common stock for proceeds of $1,060,524 in accordance to a private placement memorandum issued on October 3, 2007. Pursuant to the terms of the offering, up to 20 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, 416,000 and 82,770 warrants were exercised, respectively. For the year ending December 31, 2009, the remaining 385,000 outstanding warrants expired.

During 2007, as previously described, a shareholder that was issued 400,000 shares of the Company’s common stock and a warrant to purchase 200,000 shares of common stock at $0.50 per share rescinded his shares and warrant.

During February 2007, the Company issued 151,785 shares of common stock for investor relations services valued at $106,250, fair value, which was recorded as a deferred charge and amortized over one year, the term of the services contract. During 2007, the Company recognized $97,396 in investor relations expense. During 2008, the Company recognized $8,854 in investor relations expense. This contract expired in February 2008.

During February 2007, the Company terminated its then CEO. The option to purchase 56,000 shares of common stock that was recorded as deferred charges of $42,730 were not vested and were forfeited. The option to purchase 444,000 shares of common stock that were vested expired during 2007.

During March 2007, the Company issued 1,000,000 shares of common stock to a related party for management consulting services valued at $580,000, fair value. During April 2007, the Company issued 500,000 warrants as an addendum to the original contract for management consulting services valued at $348,000, fair value. This contract was recorded as a contra-equity deferred charges account and is amortized over one year, the term of the contract. Management consulting expense recognized during 2008 and 2007 is $154,667 and $773,333. This contract was renewed in March, 2008. In December 2010, the warrant was partially exercised to purchase 100,000 shares of common stock for proceeds of $25,000. In April 2012, the warrant was exercised to purchase the remaining 400,000 shares of common stock for proceeds of $100,000.

During April 2007, the Company issued 100,000 shares of common stock for legal services to a related party valued at $35,000, fair value, to settle $29,708 of accounts payable and as payment for $5,292 of legal services incurred in April 2007.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $102,000, fair value to a related party. During 2007 the Company recognized $102,000 in investor relation expense.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $135,000, fair value. During 2007, the Company recognized $135,000 in investor relations expense.

During November 2007, the Company issued 400,000 shares of common stock under the 2007 Stock Option Plan to the acting Chief Executive Officer for services rendered valued at $288,000, fair value. The Company recognized $288,000 in consulting expense during 2007.

During March 2007, the Company issued a warrant to purchase 100,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrant was valued at $63,065 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $10,885 and $52,180. In April 2010, the warrant was exercised to purchase 100,000 shares of common stock for proceeds of $25,000.

During April 2007, the Company issued warrants to purchase 900,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrants were valued at $604,416 using the Black-Scholes Option Pricing Formula and expensed over the life of the contracts associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $170,451 and $433,966. In July 2008, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $5,000. In April 2010, the warrant was partially exercised to purchase 380,000 shares of common stock for proceeds of $95,000. In April 2012, the warrant was exercised to purchase the remaining 500,000 shares of common stock for proceeds of $125,000.

During May 2007, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrant was valued at $84,390 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $31,444 and $52,946. In April 2010, the warrant was exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

During October 2007, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.25 per share for accounting services rendered. The warrant was valued at $61,449 using the Black-Scholes Option Pricing Formula expiring in two years. The Company recognized $61,449 in accounting expense during 2007. For the year ending December 31, 2009, the warrant expired.

During October 2007, the Company issued a warrant to purchase 67,200 shares of common stock at a purchase price of $0.25 per share for consulting services rendered. The warrant was valued at $52,292 using the Black-Scholes Option Pricing Formula. During 2007, the Company recognized $52,292 in consulting expense. In October 2010, the warrant was exercised to purchase 67,200 shares of common stock for proceeds of $16,800.

During December 2007, the Company issued a warrant to purchase 25,000 shares of common stock at a purchase price of $0.50 per share for accounting services rendered. The warrant was valued at $13,646 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract, which is one year. The Company recognized $12,487 and $1,159 in consulting expense during 2008 and 2007. In June 2010, the warrant was exercised to purchase 25,000 shares of common stock for proceeds of $12,500.

During November 2007, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 1,752,000 shares of common stock at a purchase price of $0.72 per share. The options were valued at $1,045,077 using the Black-Scholes Option Pricing Formula. The options expire in 5 years with 146,000 shares vesting each quarter from date of grant. During 2008, an option to purchase 750,000 shares of common stock, of which 125,000 shares were vested, forfeited. In November 2012, the remaining options were extended to November 2014. The option extensions were valued at $266,710 using the Black-Scholes Option Pricing Formula and vest immediately. The options are expensed over the vesting terms. The consulting expense recognized during 2011, 2010, 2009, 2008 and 2007 is $0, $174,866, $199,233, $286,803 and $41,653. For the year ending December 31, 2012 and 2011, the Company recognized $266,710 and $0 of expense. The options are still outstanding as of December 31, 2012.

In January 2008, under the 2007 Employee Stock Option Plan, the Company issued an option to purchase 100,000 shares of common stock at a purchase price of $0.72 per share. The option was valued at $59,490, fair value, using the Black-Scholes Option Pricing Formula vesting 25,000 immediately and the remaining in annual equal installments of 25,000. In November 2012, the option was extended to January 2015. The option extension was valued at $25,420 using the Black-Scholes Option Pricing Formula and vest immediately. The option is expensed over the vesting terms. The expense recognized during 2011, 2010, 2009 and 2008 is $285, $14,873, $13,582 and $30,750. For the year ending December 31, 2012 and 2011, the Company recognized $25,420 and $285 of expense. The option is still outstanding as of December 31, 2012.

During 2008, the Company issued 690,001 shares of common stock and warrants to purchase 345,001 shares of common stock for proceeds of $414,000 in accordance to a private placement memorandum issued on October 3, 2007. Pursuant to the terms of the offerings, up to 25 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, the warrant was partially exercised to purchase 25,834 and 20,000 shares of common stock for proceeds of $25,834 and $20,000. In April 2010, the warrant was partially exercised to purchase 282,500 shares of common stock for proceeds of $282,500. During the six month ending June 30, 2010, the remaining warrants to purchase 16,667 shares of common stock expired.

During March 2008, the Company issued a warrant to purchase 400,000 shares of common stock as an addendum to the original contract for management consulting services provided by a related party, valued at $332,000, fair value using Black-Scholes Option Pricing Formula, vesting immediately. This contract was recorded as a contra-equity deferred charges account and is amortized over one year beginning February 28, 2008, the term of the contract. For the year ending December 31, 2009 and 2008, the Company recognized $55,330 and $276,670 of management consulting expense. In January 2009, the warrant was fully exercised to purchase 400,000 shares of common stock for proceeds of $400.

During March 2008, the Company issued 100,000 shares of common stock for legal services to a related party valued at $75,000, fair value. The Company recognized $75,000 of legal expense for the year ending December 31, 2008.

During April 2008, the Company issued a warrant to purchase 600,000 shares of common stock at a purchase price of $0.73 per share for consulting services rendered. The warrant was valued at $976,193, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately. For the year ended December 31, 2008, the Company recognized $976,193 in consulting expense. The warrant is still outstanding as of December 31, 2012.

In July 2008, the Company issued options to purchase 200,000 shares of common stock at a purchase price of $1.75 per share to members of the board of directors, under the 2007 Employee Stock Option Plan. Using the Black-Scholes Option Pricing Formula, the options were valued at $296,247, fair value, vesting 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. In November 2012, the option was extended to July 2015. The option extension was valued at $58,904 using the Black-Scholes Option Pricing Formula and vest immediately. The expense is being recognized based on vesting terms over a three year period. The expense recognized during 2011, 2010, 2009 and 2008 is $39,829, $74,061, $67,840 and $114,519. For the year ending December 31, 2012 and 2011, the Company recognized $58,904 and $39,829 of expense. The options are still outstanding as of December 31, 2012.

In August 2008, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 550,000 and 1,050,000 shares of common stock at a purchase price of $1.42 and $1.75 per share to members of the board of directors and the Chief Executive Officer, vesting 212,500 immediately and the remaining in annual equal installments of 112,500 over the next three years and vesting in quarterly equal installments of 87,500 commencing November 1, 2008, respectively. The options were valued at $2,176,201, fair value, using the Black-Scholes Option Pricing Formula. In November 2012, the options were extended to August 2015 and July 2015, respectively. The option extensions were valued at $450,797 using the Black-Scholes Option Pricing Formula and vest immediately. The options are expensed over the vesting terms. The expense recognized during 2011, 2010, 2009 and 2008 is $383,881, $643,812, $623,246 and $525,263. For the year ending December 31, 2012 and 2011, the Company recognized $450,797 and $383,881 of expense. The options are still outstanding as of December 31, 2012.

In August 2008, the Company issued 200,000 shares of common stock under the 2007 Stock Option Plan to its new Chief Executive Officer as part of the employment agreement valued at $360,000, fair value. The Company recognized $360,000 in consulting expense for the year ending December 31, 2008.

In 2008, January through August warrant holders exercised warrants to purchase 270,000 shares at $0.50 per share for proceeds of $135,000.

On October 28, 2008, the Company’s board of directors authorized the Company to raise up to $600,000 of capital through an ‘Adjusted Common Stock Offering’ to certain warrant holders. This offering provided eligible warrant holders with the opportunity to purchase four (4) shares of common stock for each dollar invested pursuant to their existing warrant agreement. As of December 31, 2008, warrants to purchase 641,080 shares of common stock were exercised with proceeds of $160,270. For the three month period ending March 31, 2009, warrants to purchase 1,279,336 shares of common stock were exercised with proceeds of $319,834. In January 2009, the term of the 2008 Adjusted Common Stock offering was extended until January 31, 2009.

In November 2008, the Company issued an option to purchase 250,000 shares of common stock under the 2007 Stock Option Plan at a purchase price of $.65 per share to a new member of its board of directors. Using the Black-Scholes Option Pricing Formula, the options were valued at $125,911, fair value, vesting 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. The expense is being recognized based on vesting terms over a three year period. The expense recognized during 2011, 2010, 2009 and 2008 is $26,648, $31,478, $61,346 and $6,439. In January 2012, the option was exercised to purchase 250,000 shares of common stock for proceeds of $162,500.

In January 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.25 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $13,136, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $13,136. In May 2010, the option was partially exercised to purchase 15,000 shares of common stock for proceeds of $3,750. As of December 31, 2012, options to purchase 10,000 shares of common stock are still outstanding.

During January 2009, the Company issued 100,000 shares of common stock to an officer, under the 2007 Stock Option Plan, for services rendered valued at $58,000, fair value.

During January 2009, the Company issued 100,000 shares of common stock for legal services to a related party valued at $25,000, to settle accounts payable for $10,000 and $15,000 for legal services.

During January 2009, the officers, directors, and employees of the Company were each given the right to purchase from the Company’s 2007 Employee Stock Plan up to 40,000 shares of common stock at a purchase price of $.25 per share, 400,000 shares in the aggregate, all of which were valued at $132,058, fair value using the Black-Scholes Option Pricing Formula. The rights to purchase vested immediately. A total of 180,550 shares were purchased pursuant to the rights to purchase with total proceeds of $35,138 and a common stock receivable of $10,000 which was paid in May, 2009. The rights to purchase the remaining 219,450 shares expired on January 31, 2009.

At December 31, 2008 the Company had accrued officer salaries and payroll taxes of $98,205. On February 19, 2009, two officers, who are also shareholders, agreed to waive their rights to unpaid wages and salary amounting to $52,129. Accordingly in the first quarter 2009, the accrued expense was adjusted from $98,205 to $42,088 with the $52,129 treated as contributed capital and $3,988 reversed from payroll taxes.

In February 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.45 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $9,583, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $9,583. The options are still outstanding as of December 31, 2012.

During June 2009, in accordance to private placement memorandum, the Company issued 2,479,500 shares of common stock for proceeds of $855,000 dated June 10, 2009. Pursuant to the terms of the offering, up to 18 units were offered at the offering price of $50,000 per unit, with each unit comprised of 145,000 shares to purchase at $0.34 per share.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered. The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months. The warrant expires in 5 years. The expense is being recognized based on service terms of the agreement over a twenty two month period. The expense recognized during 2010 and 2009 is $213,459 and $177,883. In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. In February 2012, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900. As of December 31, 2012, warrants to purchase 434,000 shares of common stock are still outstanding.

In June 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.34 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $21,085, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $21,085. The option is still outstanding as of December 31, 2012.

During June 2009, the Company issued 145,000 shares of common stock for legal services to a related party valued at $50,000, to settle accounts payable for $35,000 and $15,000 for legal services.

During June 2009, the Company issued 116,000 shares of common stock for accounting services valued at $40,000, fair value. The Company recognized $40,000 of accounting expense for the year ending December 31, 2009.

During July 2009, the Company issued 100,000 shares of common stock for investor relation services valued at $75,000, fair value vesting 25,000 shares each quarter commencing July 1, 2009. The investor relation expense recognized during 2010 and 2009 is $37,500 and $37,500.

In January 2010, the Company issued a warrant to purchase 650,000 shares of common stock at a purchase price of $1.51 per share to a new member of its board of directors serving as the Company’s full-time non-executive chair of the board of directors. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $1,188,000, fair value, vesting 162,500 immediately and the remaining in annual equal installments of 162,500 over the next three years. The warrant expires in 5 years. During 2011, the warrant to purchase 650,000 shares of common stock, of which 487,500 shares were vested, forfeited. The expense recognized during 2011 and 2010 is $306,765 and $580,167. The warrant to purchase 487,500 shares of common stock is still outstanding as of December 31, 2012.

In March 2010, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $279,045, fair value, vesting immediately. The warrant expires in 3 years. The consulting expense recognized during 2011 and 2010 is $64,983 and $214,063. In June and July 2010, the warrant was fully exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

In June 2010, an employee was granted with an option to purchase up to 100,000 shares of common stock at a purchase price of $1.50 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $131,075, fair value. These options expire in 5 years and vest in equal installments of 12,500 over the next two years commencing August 1, 2010. The expense recognized during 2011 and 2010 is $65,447 and $27,434. For the year ending December 31, 2012 and 2011, the Company recognized $38,194 and $65,447 of expense. The options are still outstanding as of December 31, 2012.

During 2010, the Company issued 1,500,000 shares of common stock and warrants to purchase 375,000 shares of common stock with 156,250 warrants expiring September 2011 and 218,750 warrants expiring December 2011 for proceeds of $1,500,000 in accordance to a private placement memorandum as amended on September 14, 2010. Pursuant to the terms of the offerings, up to 30 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 50,000 shares and a warrant to purchase 12,500 shares of common stock at $1.25 per share. During September 2011, all warrants were extended one year expiring September 2012 and December 2012. During August 2012, all warrants were extended six months expiring March 2013 and June 2013. In January 2012, the warrant was partially exercised to purchase 40,000 shares of common stock for proceeds of $50,000. The remaining warrants to purchase 335,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2012.

Effective July 8, 2010, the number of shares of the Company’s common stock available for issuance under the 2007 Employee Stock plan was increased from 3,500,000 to 6,500,000 shares.

During August 2010, the Company issued 4,800 shares of common stock for investor relations services valued at $6,000, fair value. The Company recognized $6,000 of investor relations expense for the year ending December 31, 2010.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 250,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at $283,787, fair value. These options expire in 5 years with 125,000 vesting on December 13, 2010 and 125,000 vesting on June 13, 2011. The expense recognized during 2011 and 2010 is $127,080 and $156,707. The options are still outstanding as of December 31, 2012.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 35,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at $39,730, fair value. These options expire in 5 years and vest on December 13, 2010. The expense recognized during 2010 is $39,730. The options are still outstanding as of December 31, 2012.

In November 2010, the board of directors approved a grant to three outside directors of options to purchase up to 300,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $340,545, fair value. These options expire in 5 years and vest 75,000 on December 13, 2010 and the remaining in equal annual installments of 75,000 over the next three years commencing November 4, 2011. The expense recognized during 2011 and 2010 is $85,056 and $89,565. For the year ending December 31, 2012 and 2011, the Company recognized $85,290 and $85,056 of expense. The options are still outstanding as of December 31, 2012.

In November 2010, 5,000 shares of common stock were issued for investor relation services valued at $4,650, fair value. The Company recognized $4,650 of investor relations expense for the year ending December 31, 2010.

During December 2010, the Company issued 10,000 shares of common stock for investor relations services valued at $12,000, fair value. The Company recognized $12,000 of investor relations expense for the year ending December 31, 2010.

In January 2011, the Company issued a warrant to a related party to purchase 10,000 shares of common stock for legal services at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $10,453, fair value. These warrants expire in 3 years and vest immediately. The expense recognized during 2011 is $10,453. The warrants are still outstanding as of December 31, 2012.

In January 2011, the Company issued a warrant to purchase 25,000 shares of common stock for research and development at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $26,132, fair value. These warrants expire in 3 years and vest immediately. The consulting expense recognized during 2011 is $26,132. During April 2012 the warrant was voided.

During March 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value. The Company recognized $14,500 of investor relations expense for the year ending December 31, 2011.

During April 2011, the Company issued warrants to purchase 150,000 shares of common stock at a purchase price of $1.18 per share for accounting services rendered commencing January 1, 2011. The warrant was valued at $146,425 using the Black-Scholes Option Pricing Formula, vesting 37,500 immediately and the remaining on equal monthly installments of 9,375 over the next twelve months expiring in 5 years. The expense is being recognized based on service terms of the agreement over a sixteen month period. The accounting expense recognized during 2011 is $109,820. For the year ending December 31, 2012 and 2011, the Company recognized $36,605 and $109,820 of expense. The warrants are still outstanding as of December 31, 2012.

In May 2011, the board of directors approved a grant to a new outside director of an option to purchase up to 200,000 shares of common stock at a purchase price of $1.12 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $193,686, fair value. The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. The option is expensed over the vesting terms. The expense recognized during 2011 is $79,702. For the year ending December 31, 2012 and 2011, the Company recognized $48,510 and $79,702 of expense. As of December 31, 2012, options to purchase 200,000 shares of common stock are still outstanding.

In May 2011, the Company has signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor. The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor. The Company has issued 150,830 shares of common stock to the institutional investor as an initial commitment fee valued at $162,896, fair value and 301,659 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement. During June, 2011 through December, 2012, the institutional investor purchased 3,724,285 shares of common stock for proceeds of $5,049,999. The Company issued 76,177 shares of common stock as additional commitment fee, valued at $134,283, fair value, leaving 225,482 in reserve for additional commitment fees. For the year ending December 31, 2012, the institutional investor purchased 3,539,100 shares of common stock for proceeds of $4,849,999 and the Company issued 73,160 shares of common stock as additional commitment fee, valued at $130,813, fair value.

During June 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $10,400, fair value. The Company recognized $10,400 of investor relations expense for the year ending December 31, 2011.

In August 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $123,241, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning November 1, 2011. The expense recognized during 2011 is $17,204. For the year ending December 31, 2012 and 2011, the Company recognized $41,156 and $17,204 of expense. As of December 31, 2012, options to purchase 150,000 shares of common stock are still outstanding.

During September 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value. The Company recognized $14,500 of investor relations expense for the year ending December 31, 2011.

During 2011, the Company issued 2,018 shares of common stock to a director serving as a member of the Company’s Operations Committee valued at $2,163, fair value. The Company recognized $2,163 of expense for the year ending December 31, 2011.

During 2011, the Company issued 1,000,000 shares of common stock and warrants to purchase 1,000,000 shares of common stock expiring September 2013 for proceeds of $1,000,000 in accordance to a private placement memorandum dated August 26, 2011. Pursuant to the terms of the offerings, up to 4 units were offered at the purchase price of $250,000 per unit, with each unit comprised of 250,000 shares and a warrant to purchase 125,000 shares of common stock at $1.00 per share and a warrant to purchase 125,000 shares of common stock at $1.25 per share. The warrants to purchase 500,000 shares of common stock at $1.00 and the warrants to purchase 500,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2012.

In November 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $0.63 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $78,764, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning February 1, 2012. The expense recognized during 2011 is $4,384. For the year ending December 31, 2012 and 2011, the Company recognized $26,304 and $4,384 of expense. As of December 31, 2012, options to purchase 150,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to the member of its board of directors serving as the Company’s non-executive chair of the board of directors of an option to purchase up to 250,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $205,197, fair value. The option expires in 5 years and vests 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. The expense recognized during 2011 is $53,124. For the year ending December 31, 2012 and 2011, the Company recognized $51,392 and $53,124 of expense. As of December 31, 2012, options to purchase 250,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 150,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $158,415, fair value. The warrant expires in 5 years and vests 37,500 immediately and the remaining in annual equal monthly installments of 9,375 over the next year. The expense recognized during 2011 is $1,288. For the year ending December 31, 2012 and 2011, the Company recognized $157,127 and $1,288 of expense. As of December 31, 2012, warrants to purchase 150,000 shares of common stock are still outstanding.

During February 2012, the Company issued 1,406 shares of common stock to a director serving as a member of the Company’s Operations Committee valued at $1,607, fair value. For the year ending December 31, 2012, the Company recognized $1,607 of expense.

In March 2012, the board of directors approved a grant to an employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $168,909, fair value. The option expires in 10 years and vests 25,000 immediately and the remaining vest 25,000 in six months, nine months and twelve months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $139,755 of expense. As of December 31, 2012, option to purchase 100,000 shares of common stock are still outstanding.

In March 2012, the board of directors approved a grant to an employee of an option to purchase up to 25,000 shares of common stock at a purchase price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $42,227, fair value. The option expires in 10 years with 12,500 vesting immediately and 12,500 vesting in six months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $42,227 of expense. As of December 31, 2012, option to purchase 25,000 shares of common stock are still outstanding.

In March 2012, the Company issued a warrant to purchase up to 10,000 shares of common stock for legal services at an exercise price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $13,709, fair value. These warrants expire in 5 years and vest immediately and are being expensed over the service period. For the year ending December 31, 2012, the Company recognized $13,709 of expense. As of December 31, 2012, warrant to purchase 10,000 shares of common stock are still outstanding.

In May, 2012, the board of directors appointed its current Non-Executive Chairman of the board of directors as its new Chief Executive Officer and Executive Chairman of the board of directors and approved a grant of an option to purchase up to 500,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $613,805, fair value. The option expires in 10 years and vests quarterly over one year in equal installments of 125,000 shares per quarter commencing on date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $462,455 of expense. As of December 31, 2012, option to purchase 500,000 shares of common stock are still outstanding.

During May 2012, the Company issued warrants to purchase 100,000 shares of common stock at a purchase price of $1.20 per share for accounting services rendered commencing May 1, 2012. The warrant was valued at $97,386 using the Black-Scholes Option Pricing Formula, vesting in thirteen monthly installments with 3,846 vesting at the beginning of each of the succeeding twelve months commencing June 1, 2012 and 3,848 the thirteenth month expiring in 5 years. The expense is being recognized based on service terms of the agreement over a fourteen-month period. For the year ending December 31, 2012, the Company recognized $55,648 of expense. As of December 31, 2012, warrants to purchase 100,000 shares of common stock are still outstanding.

In June 2012, the board of directors appointed a new member of the board of directors and approved a grant of an option to purchase up to 200,000 shares of common stock at a purchase price of $0.90 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $145,150, fair value. The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $56,568 of expense. As of December 31, 2012, option to purchase 200,000 shares of common stock are still outstanding.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $0.925 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $74,486, fair value. The option expires in 5 years with 12,500 vesting every three months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $15,611 of expense. As of December 31, 2012, option to purchase 100,000 shares of common stock are still outstanding.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 50,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $37,486, fair value. The option expires in 5 years with 6,250 vesting every three months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $7,137 of expense. As of December 31, 2012, option to purchase 50,000 shares of common stock are still outstanding.

Effective August 24, 2012, the number of shares of the Company’s common stock available for issuance under the 2007 Employee Stock plan was increased from 6,500,000 to 8,000,000 shares.

In December 2012, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 125,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $97,692, fair value. The warrant expires in 5 years with 31,256 vesting immediately and 7,812 vesting every month from date of grant. The warrant is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $28,237 of expense. As of December 31, 2012, warrant to purchase 125,000 shares of common stock is still outstanding.

Note 8 Stock Compensation (Policies)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Stock Compensation

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2012 and 2011: no dividend yield in both years, expected volatility, based on the Company’s historical volatility, between 115% and 118% in 2012 and between 116% and 125% in 2011, risk-free interest rate between 0.63% and 2.26% in 2012 and between 0.96% and 2.15% in 2011 and expected option life of five to ten years in 2012 and three to five years in 2011.

Note 3 Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment

	December 31, 2012	December 31, 2011

Office equipment	$ 12,741	$ 12,816
Lab equipment	388,521	169,028
Furniture	4,061	3,494
Leasehold improvements	28,134	5,368
	433,457	190,706
Less: Accumulated depreciation	132,463	101,955

	$ 300,994	$ 88,751

Note 4 Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	December 31, 2012	December 31, 2011

Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683

	$ 488,526	$ 431,104

Note 5 Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
YEAR ENDING
DECEMBER 31,	AMOUNT

2013	$ 74,194
2014	23,276

Note 6 Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit (Provision)
	2012	2011

Current	$ (1,563,000)	$ (895,000)
Deferred	(576,000)	(602,000)
Change in valuation allowance	2,139,000	1,497,000

	$ -	$ -

Schedule of Effective Income Tax Reconciliation
	2012		2011

	Amount	%	Amount	%
Income tax benefit at U.S.
federal income tax rate	$ (1,549,000)	(34)	$ (1,184,000)	(34)
State tax, net of federal tax effect	(410,000)	(9)	(313,000)	(9)
Non-deductible share-based compensation	(180,000)	(4)	-	-
Change in valuation allowance	2,139,000	47	1,497,000	43

	$ -	-	$ -	-

Schedule of Deferred Tax Assets
	2012	2011

Deferred tax asset for NOL carryforwards	$ 8,647,000	$ 7,084,000
Share-based compensation	2,966,000	2,390,000
Accrued expenses	17,000	17,000
Valuation allowance	(11,630,000)	(9,491,000)

	$ -	$ -

Note 8 Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Non-Qualified Stock Options and Warrants Outstanding and Exercisable
	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2004	-	$ -	$ -

Granted	680,000	$0.25 - $2.10	$ 0.99
Exercised	(300,000)	$ 0.25	$ 0.25

Outstanding, December 31, 2005	380,000	$1.40 - $2.10	$ 0.68

Granted	1,425,000	$0.25 - $1.00	$ 0.70
Cancelled	(260,000)	$1.40 - $2.10	$ (0.48)
Expired	(70,000)	$1.40 - $2.00	$ (0.12)

Outstanding, December 31, 2006	1,475,000	$0.25 - $2.00	$ 0.83

Granted	5,768,971	$0.25 - $0.72	$ 0.48
Rescinded	(200,000)	$ 0.50	$ 0.50
Forfeited	(125,019)	$ 1.00	$ 1.00
Expired	(574,981)	$ 1.00	$ 1.00

Outstanding, December 31, 2007	6,343,971	$0.25 - $2.00	$ 0.48

Granted	3,495,001	$0.001 - $1.75	$ 1.16
Expired	(115,000)	$0.50 - $2.00	$ 0.07
Forfeited	(750,000)	$ 0.72	$ 0.72
Exercised	(807,770)	$0.25 - $0.50	$ 0.53

Outstanding, December 31, 2008	8,166,202	$0.001 - $1.75	$ 0.79

Granted	939,000	$0.25 - $0.45	$ 0.30
Expired	(1,304,451)	$0.25 - $1.00	$ 0.59
Forfeited	-
Exercised	(1,488,384)	$0.001 - $1.00	$ 0.20

Outstanding, December 31, 2009	6,312,367	$0.25 - $1.75	$ 0.71

Granted	1,860,000	$0.25 - $1.51	$ 1.20
Expired	(16,667)	$ 1.00	$ 1.00
Forfeited	-	-	-
Exercised	(1,279,700)	$0.25 - $1.00	$ 0.42

Outstanding, December 31, 2010	6,876,000	$0.25 - $1.75	$ 1.01

Granted	2,085,000	$0.63 - $1.30	$ 1.09
Expired	-	-	-
Forfeited	(162,500)	$ 1.51	$ 1.51
Exercised	-	-	-

Outstanding, December 31, 2011	8,798,500	$0.25 - $1.75	$ 1.02

Granted	1,210,000	$0.90 - $1.69	$ 1.19
Expired	(25,000)	$ 1.25	$ 1.25
Forfeited		-	-
Exercised	(1,210,000)	$0.25 - $1.25	$ 0.37

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$ 1.13

Exercisable, December 31, 2012	7,714,850	$0.25 - $1.75	$ 1.15

Non-Qualified Stock Options and Warrants Outstanding
Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2012	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,714,850	2.71	$ 1.15

Note 3 Property And Equipment - (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Office equipment	$ 12,741	$ 12,816
Lab equipment	388,521	169,028
Furniture	4,061	3,494
Leasehold Improvements	28,134	5,368
[PropertyPlantAndEquipmentGross]	433,457	190,706
Less: Accumulated depreciation	132,463	101,955
[PropertyPlantAndEquipmentNet]	$ 300,994	$ 88,751

Note 4 Intangible Assets - (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683
[FiniteLivedIntangibleAssetsNet]	$ 488,526	$ 431,104

Note 5 Commitments - Schedule of Future Minimum Lease Payments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments due under operating leases	$ 23,276	$ 74,194

Note 6 Income Taxes - Schedule of Income Tax Benefit (Provision) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current	$ (1,563,000)	$ (895,000)
Deferred	(576,000)	(602,000)
Change in valuation allowance	2,139,000	1,497,000
[Net tax benefit]	$ 0	$ 0

Note 6 Income Taxes - Note 6 Schedule of Effective Income Tax Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. federal income tax rate	$ (1,549,000)	$ (1,184,000)
State tax, net of federal tax effect	(410,000)	(313,000)
Non-deductible share-based compensation	(180,000)
Change in valuation allowance	2,139,000	1,497,000
[Net tax benefit]	$ 0	$ 0
Income tax benefit at U.S. federal income tax rate	(34.00%)	(34.00%)
State tax, net of federal tax effect	(9.00%)	(9.00%)
Non-deductible share-based compensation	(4.00%)	0.00%
Change in valuation allowance	47.00%	43.00%
[Net tax benefit]	0.00%	0.00%

Note 6 Income Taxes - Note 6Schedule of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax asset for NOL carryforwards	$ 8,647,000	$ 7,084,000
Share-based compensation	2,966,000	2,390,000
Accrued expenses	17,000	17,000
Valuation allowance	(11,630,000)	(9,491,000)
[Net deferred tax assets]	$ 0	$ 0

Note 8 Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Rescinded					(750,000)		(200,000)
Options and Warrants Exercisable	7,714,850
Upper Range of Exercise Prices	1.75
Lower Range of Exercise Prices	0.25
Exercisable (Weighted Average Upper Range of Exercise Prices)	1.15
Weighted Average Exercise Price Outstanding	1.15
Number of Shares [Member]
Granted	1,210,000	2,085,000	1,860,000	939,000	3,495,001	5,768,971	1,425,000	680,000
Exercised	(1,210,000)		(1,279,700)	(1,488,384)	(807,770)			(300,000)
Rescinded						(200,000)
Cancelled/Forfeited		(162,500)			(750,000)	(125,019)	(260,000)
Expired	(25,000)		(16,667)	(1,304,451)	(115,000)	(574,981)	(70,000)
Options and Warrants Outstanding	8,773,500	8,798,500	6,876,000	6,312,367	8,166,202	6,343,971	1,475,000	380,000
Options and Warrants Exercisable	7,714,850
Exercise Price [Member]
Granted	0.9	0.63	0.25	0.25	0.001	0.25	0.25	0.25
Exercised	0.25		0.25	0.001	0.25			0.25
Rescinded						0.5
Cancelled/Forfeited		1.51			0.72	1	1.4
Expired				0.25	0.5	1	1.4
Upper Range of Exercise Prices		1.25	1	1	0.5
Lower Range of Exercise Prices		0.25	0.25	0.001	0.25
Granted (Upper Range of Exercise Prices)	1.69	1.3	1.51	0.45	1.75	0.72	1	2.1
Granted (Lower Range of Exercise Prices)	0.9	0.63	0.25	0.25	0.001	0.25	0.25	0.25
Cancelled (Upper Range of Exercise Prices)							2.1
Cancelled (Lower Range of Exercise Prices							1.4
Rescinded/Voided	1.25				0.72
Expired (Upper Range of Exercise Prices)				1	2		2
Expired (Lower Range of Exercise Prices)				0.25	0.5		1.4
Outstanding (Upper Range of Exercise Prices)	1.75	1.75	1.75	1.75	1.75	2	2	2.1
Outstanding (Lower Range of Exercise Prices)	0.25	0.25	0.25	0.25	0.001	0.25	0.25	1.4
Exercisable (Upper Range of Exercise Prices)	1.75
Exercisable (Lower Range of Exercise Prices)	0.25
Weighted Exercise Price
Granted	1.19	1.09	1.2	0.3	1.16	0.48	0.7	0.99
Exercised	0.37		0.42	0.2	0.53			0.25
Cancelled/Forfeited		1.51			0.72	1	(0.48)
Expired	1.25		1	0.59	0.07	1	(0.12)
Options and Warrants Outstanding	1.13	1.02	1.01	0.71	0.79	0.48	0.83	0.68
Options and Warrants Exercisable	1.15
Granted (Weighted Average)	1.21	1.09	1.2	0.3	1.16	0.48	0.7	0.99
Exercised (Weighted Average)	0.37		0.42	0.2	0.53			0.25
Cancelled/Forfeited/Voided (Weighted Average)	1.25	1.51			0.72	1	(0.48)
Rescinded (Weighted Average)						0.5
Expired (Weighted Average)			1	0.59	0.07	1	(0.12)
Exercisable (Weighted Average Upper Range of Exercise Prices)	1.13
Exercisable (Weighted Average Lower Range of Exercise Prices)	0.25
Weighted Average Exercise Price Outstanding	1.13
Weighted Average Exercise Price Exercisable	1.15	1.02	1.01	0.71	0.79	0.48	0.83	0.68
ExercisePriceUpperRangeMember
Granted	1.69	1.3	1.51	0.45	1.75	0.72	1	2.1
Exercised	1.25		1	1	0.5			0.25
Cancelled/Forfeited		1.51			0.72	1	2.1
Expired	1.25		1	1	2	1	2	0
Options and Warrants Outstanding	1.75	1.75	1.75	1.75	1.75	2	2	2.1

Note 8 Stock Based Compensation - (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Range of Exercise Prices (Lower)	$ 0.25
Range of Exercise Prices (Upper)	$ 1.75
Number Outstanding Currently Exercisable	7,714,850
Weighted Average Remaining Contractural Life (Years)	2 years 8 months 5 days
Weighted Average Exercise Price of Options and Warrants Current Exercisable	$ 1.15

Note 1 Financial Statements (Details Narrative)	12 Months Ended	90 Months Ended	126 Months Ended	114 Months Ended
	Dec. 31, 2012	Jul. 13, 2004	Dec. 31, 2012	Jul. 13, 2004 PSITECMember
Date of incorporation	Jan 1, 1997	Jan 1, 1997		Jan 1, 1995
Entity former incorporation name	Third-Order Nanotechnologies, Inc., formerly PSI-Tech Holdings, Inc., formerly Eastern Idaho Internet Services, Inc.	PSI-Tech Holdings, Inc.		PSI-TEC
Jurisdiction of incorporation	Nevada	Nevada		Delaware
Description of business acquired				The Company primarily conducted research for the United States Government under a contract which expired in 2003. Beginning January 1, 2004, PSI-TEC was engaged in the development of electro-optic polymers for the application in the eletro-optic device markets.
Date of corporate name change	2008-03-10		2008-03-10
Date of Disposal		Jun 30, 1998
Disposal of assets discription		The Company was engaged in the business of marketing internet services until June 30, 1988, at which time the principal assets of the business were sold and operations discontinued
Date of acquisition			Jul 14, 2004
Fair value method for acquisition transaction			The share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc.
Name of acquired entity			PSI-TEC
Common shares issued by entity in acquisition transaction			15,600,000
Common shares exchanged in merger			2,206,280
Date of merger			2006-10-20

Note 2 Management's Plan (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Approximate cash position	$ 3,300,000
Approximate monthly expenditures	250,000
Debt service	0
Operational funding	2014-04
Liquidity Arrangement Description	In May 2011, the Company signed an agreement with an instituitonal investor to sell up to $20 million of common stock. The institutional investor has commited to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $15,300,003. Management believes it has raised sufficient capital to finance its operations through October 2013.
Liquidity Arrangement - Value Of Third Party Investment	20,000,000
Remaining Fnds Available Under Liquidity Arrangement	13,950,003
Additional funding by the exercise of outstanding warrants	$ 1,500,000
Warrants expiration date	2013-09

Note 3 Property And Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 53,391	$ 26,711

Note 4 Intangible Assets (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization Expense	$ 12,151	$ 8,683
Expense for abandoned patents	$ 13,675

Note 5 Commitments (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 53,563	$ 9,910

Note 6 Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax assets valuation allowance	$ 11,630,000	$ 9,491,000
Change in valuation allowance	2,139,000	1,497,000
Net operating loss carryforwards	$ 20,100,000
NOL expiration	December 31, 2032

Note 8 Stock Based Compensation (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation [Abstract]
Fair Value Assumptions, Dividend Yield	0.00%		0.00%
Fair Value Assumptions, Expected Volitility Rate	77.00%		115.00%
Fair Value Assumptions, Expected Volatility Rate (Maximum)	217.00%		125.00%
Fair Value Assumptions, Risk-Free Interest Rate	0.13%		0.82%
Fair Value Assumptions, Risk-Free Interest Rate (Maximum)	2.26%		2.15%
Fair Value Assumptions, Option Life Expected Term	2 years		3 years
Fair Value Assumptions, Option Life Expected Term (Maximum)	10 years		5 years
Unrecognized compensation expense, non-vested awards	$ 829,247	[1]

[1]	Expected to be recognized through December 2014.

Note 9 Related Party (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Related Party Transactions [Abstract]
Deferred Compensation, Related Parties	$ 48,650	[1]	$ 47,588	[1]

[1]	The Company has accrued salaries to one officer and two beneficial owners.

Note 10 Subsequent Events (Details Narrative) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended				105 Months Ended					3 Months Ended
	Mar. 25, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Jan. 31, 2013 April 2008 Warrants, Original	Sep. 08, 2013 July 2010 Private Placement Warrants, Amended	Jun. 30, 2013 July 2010 Private Placement Warrants, Amended	Jan. 31, 2013 July 2010 Private Placement Warrants, Amended	Mar. 31, 2013 Employee Stock Option [Member]
Shares issuable								600,000			400,000
Exercise price								$ 0.73			$ 0.73
Expiration date								2013-04	2013-09	2013-06	2013-10
Shares rescinded									178,750	156,250	200,000
Shares purchased by institutional investor		911,385
Proceeds from sale of stock		$ 1,000,000			$ 6,500	$ (6,500)	$ 19,000
Shares issued as additional commitment fee		15,085
Fair value of additional shares issued		19,550	130,813	3,470
Employee stock options granted												75,000
Stock option exercise price												$ 1.16
Fair value of options granted												$ 81,076 [1]
Option expiration date												Mar 31, 2023
Description of employee option												These options granted to a new employee expire in 10 years and 9,375 shares vest quarterly commencing June 1, 2013. The option will be expenses over the vesting term.
Research and development arrangement	On March 12, 2012, the Company entered into an agreement with EM Photonics to co-develop an advanced telecom modulator.

[1]	Fair value based on the Black-Scholes Pricing Formula.